UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

BlackRock Liquidity Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Item 1.	Schedule of Investments.

The Schedules of Investments are as follows.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CERTIFICATES OF DEPOSIT—23.3%
Yankee—23.3%
Bank of Ireland, Stamford (A-1, P-1)
5.30%(b)	08/10/07	$200,000	$200,000,000
Banque Nationale de Paris, New York (A-1+, P-1)
5.27%(b)	10/03/07	550,000	550,000,000
5.31%(b)	11/20/07	500,550	500,550,000
5.32%(b)	11/30/07	150,000	150,000,000
Barclays Bank Plc, New York (A-1+, P-1)
5.31%(b)	08/16/07	100,000	100,000,000
5.27%(b)	10/02/07	525,500	525,500,000
5.27%(b)	10/04/07	231,400	231,400,000
5.32%(b)	10/05/07	675,000	675,000,000
Canadian Imperial Bank of Commerce, New York (A-1, P-1)
5.32%(b)	10/17/07	175,025	175,025,000
5.32%(b)	11/02/07	100,000	100,000,000
Credit Suisse, New York (A-1+, P-1)
5.30%(b)	08/01/07	675,000	675,000,000
5.30%(b)	08/20/07	450,000	450,000,000
DEPFA Bank Plc, New York (A-1+, P-1)
5.32%(b)	10/12/07	250,000	250,000,000
5.32%(b)	10/18/07	500,000	500,000,000
5.32%(b)	11/01/07	525,000	525,000,000
Deutsche Bank, New York (A-1+, P-1)
5.38%(b)	03/11/08	365,020	365,020,000
HBOS Treasury Services Plc, New York (A-1+, P-1)
5.27%(b)	10/03/07	360,000	360,000,000
Mizuho Corporate Bank, New York (A-1, P-1)
5.31%(b)	08/09/07	200,000	200,000,000
5.33%(b)	08/21/07	223,000	223,000,000
5.31%(b)	08/27/07	437,000	437,000,000
Nordea Bank Finland, New York (A-1+, P-1)
5.27%(b)	10/03/07	87,000	87,000,000
Rabobank Nederland, New York (A-1+, P-1)
5.32%(b)	11/01/07	492,000	492,000,000
Skandinaviska Enskilda Banken, New York (A-1+, P-1)
5.30%(b)	08/28/07	88,000	88,000,000
Svenska Handelsbanken AB, New York (A-1+, P-1)
5.30%(b)	08/15/07	300,000	300,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $8,159,495,000)			8,159,495,000

COMMERCIAL PAPER—55.2%
Asset Backed Securities—38.0%
Amstel Funding Corp. (A-1+, P-1)
5.30%	09/04/07	366,401	364,620,902
5.16%	09/28/07	136,835	135,697,445
5.25%	10/22/07	365,132	360,765,630
Aquifer Funding LLC (A-1+, P-1)
5.31%	08/06/07	296,650	296,431,221
Asscher Finance Corp. (A-1+, P-1)
5.25%	08/23/07	36,200	36,083,858
5.25%	09/05/07	45,806	45,572,199
Atlantis One Funding Corp. (A-1+, P-1)
5.26%	09/21/07	107,494	106,693,752
5.26%	09/24/07	51,366	50,960,722
Beethoven Funding Corp. (A-1, P-1)
5.26%	10/04/07	97,000	96,092,942
Cafco LLC (A-1+, P-1)
5.28%	08/23/07	100,000	99,677,639
5.27%	09/10/07	100,000	99,414,444
5.24%	10/19/07	150,000	148,273,521
5.25%	10/19/07	150,000	148,271,875
Cancara Asset Securitisation LLC (A-1+, P-1)
5.27%	08/10/07	183,326	183,084,468
5.23%	08/13/07	80,000	79,859,733
5.24%	08/23/07	29,642	29,547,170
5.25%	09/06/07	104,260	103,712,635
5.26%	09/18/07	152,056	150,990,594
5.26%	10/26/07	126,569	124,980,102
Chariot Funding LLC (A-1, P-1)
5.28%	08/15/07	142,649	142,356,371
Charta Corp. (A-1, P-1)
5.23%	08/08/07	150,000	149,847,458
5.23%	08/16/07	250,000	249,455,208
5.26%	09/21/07	250,000	248,138,854
5.25%	10/15/07	100,000	98,906,250
5.24%	10/16/07	200,000	197,785,445
Ciesco LP (A-1+, P-1)
5.27%	08/27/07	93,200	92,845,270
Clipper Receivables Co. LLC (A-1, P-1)
5.28%	08/01/07	136,612	136,612,000
Concord Minutemen Capital Co. LLC, Series A (A-1, P-1)
5.27%	08/10/07	97,921	97,791,989
5.27%	08/14/07	50,520	50,423,858
5.27%	09/07/07	89,733	89,246,971
CRC Funding LLC (A-1+, P-1)
5.23%	08/16/07	100,000	99,782,083
5.29%	08/23/07	191,200	190,581,893
5.27%	09/10/07	200,000	198,828,889
5.24%	10/18/07	75,000	74,147,688
5.25%	10/19/07	50,000	49,423,958
Crown Point Capital Co. LLC, Series A (A-1, P-1)
5.23%	08/10/07	253,458	253,126,604
5.25%	10/02/07	131,232	130,045,444
5.25%	10/10/07	200,035	197,992,976
5.25%	10/18/07	300,459	297,041,279
Fairway Finance Co. LLC (A-1, P-1)
5.30%	08/01/07	62,051	62,051,000
5.30%	08/03/07	79,457	79,433,604
5.26%	08/14/07	66,907	66,779,914
5.29%	08/16/07	47,887	47,781,449
Falcon Asset Securitization Corp. (A-1, P-1)
5.28%	08/14/07	101,419	101,225,811
5.28%	08/15/07	35,366	35,293,451
Grampian Funding LLC (A-1+, P-1)
5.20%	08/07/07	74,000	73,935,805
5.18%	08/24/07	101,000	100,665,746
5.28%	09/04/07	350,000	348,254,667
5.18%	11/19/07	288,460	283,889,912
5.19%	11/21/07	125,900	123,867,135
K2 (USA) LLC (A-1+, P-1)
5.24%	08/02/07	25,200	25,196,332
Kitty Hawk Funding Corp. (A-1+, P-1)
5.27%	08/27/07	249,000	248,052,278
5.27%	08/30/07	251,602	250,533,880
Landale Funding LLC (A-1+, P-1)
5.24%	08/15/07	113,308	113,077,104
Lexington Parker Capital Co. (A-1, P-1)
5.14%	08/10/07	199,557	199,300,569
5.23%	08/10/07	152,075	151,876,162
5.25%	10/10/07	147,000	145,499,375

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Asset Backed Securities (Continued)
Liberty Street Funding LLC (A-1, P-1)
5.29%	08/02/07	$45,000	$44,993,388
5.26%(c)	09/12/07	50,000	49,693,167
Links Finance LLC (A-1+, P-1)
5.23%	08/02/07	50,000	49,992,736
Mane Funding Corp. (A-1+, P-1)
5.26%	09/18/07	72,118	71,612,212
Nightingale Finance LLC (A-1+, P-1)
5.26%	08/20/07	43,000	42,880,627
North Sea Funding LLC (A-1+, P-1)
5.26%	10/25/07	93,423	92,263,841
Park Avenue Receivables Co. LLC (A-1, P-1)
5.27%	08/20/07	151,628	151,206,264
5.27%	08/22/07	322,194	321,203,522
5.28%	08/22/07	172,144	171,613,797
Ranger Funding Co. LLC (A-1+, P-1)
5.28%	08/20/07	182,151	181,643,406
5.28%	08/21/07	230,105	229,430,025
5.27%	09/24/07	214,275	212,581,156
Scaldis Capital LLC (A-1+, P-1)
5.29%	08/01/07	72,365	72,365,000
5.29%	08/02/07	219,286	219,253,777
5.27%	08/07/07	101,155	101,066,152
Sedna Finance, Inc. (A-1+, P-1)
5.21%	08/13/07	250,000	249,565,833
5.20%	08/28/07	200,000	199,220,000
Simba Funding Corp. (A-1+, P-1)
5.23%	08/01/07	164,387	164,387,000
5.24%	09/04/07	115,000	114,430,335
5.25%	09/10/07	103,830	103,224,325
5.26%	09/20/07	118,100	117,237,214
Solitaire Funding LLC (A-1+, P-1)
5.28%	08/06/07	252,000	251,815,200
5.26%	08/13/07	73,000	72,872,007
5.27%	08/24/07	73,500	73,252,530
5.25%	10/25/07	138,425	136,709,107
Thames Asset Global Securitization Corp. (A-1, P-1)
5.25%	08/28/07	50,677	50,477,459
5.25%	09/07/07	78,939	78,513,058
5.26%	09/20/07	101,712	100,968,937
Three Pillars Funding (A-1, P-1)
5.28%	08/01/07	100,000	100,000,000
5.29%	08/01/07	54,377	54,377,000
Three Rivers Funding Corp. (A-1, P-1)
5.28%	08/16/07	207,746	207,288,959
Ticonderoga Funding LLC (A-1+, P-1)
5.28%	08/08/07	79,592	79,510,286
5.28%	08/14/07	5,671	5,660,187
5.28%	08/21/07	31,289	31,197,219
Variable Funding Capital Co. (A-1+, P-1)
5.30%	08/24/07	200,000	199,322,778
Windmill Funding Corp. (A-1+, P-1)
5.29%	08/03/07	163,000	162,952,096
5.27%	08/24/07	435,000	433,535,379
Yorktown Capital LLC (A-1+, P-1)
5.27%	08/30/07	153,629	152,976,802

			13,313,118,315

Banks—13.3%
Bank of America Corp. (A-1+, P-1)
5.16%	08/31/07	550,000	547,634,083
5.17%	09/05/07	300,000	298,492,083
5.13%	09/14/07	200,000	198,745,511
Citigroup Funding, Inc. (A-1+, P-1)
5.28%	10/03/07	200,000	198,153,750
5.25%	10/04/07	94,000	93,122,667
5.27%	10/10/07	200,000	197,950,556
5.25%	10/11/07	300,000	296,893,750
5.25%	10/12/07	50,000	49,475,000
5.18%	11/14/07	70,000	68,943,437
5.19%	11/26/07	194,000	190,727,705
Dresdner U.S. Finance, Inc. (A-1, P-1)
5.26%	08/29/07	245,000	243,997,678
Natexis Banques Populaires (A-1+, P-1)
5.20%	08/10/07	186,245	186,002,649
Rabobank USA Finance Co. (A-1+, P-1)
5.26%	08/28/07	197,333	196,555,261
Societe Generale N.A., Inc. (A-1+, P-1)
5.23%	08/02/07	450,000	449,934,625
5.14%	08/08/07	539,615	539,075,685
5.25%	10/05/07	200,000	198,104,167
UBS Finance Delaware LLC (A-1+, P-1)
5.23%	08/02/07	500,000	499,927,361
5.23%	08/09/07	100,000	99,883,778
5.23%	08/10/07	100,000	99,869,250

			4,653,488,996

Miscellaneous Business Credit Institution—2.7%
General Electric Capital Corp. (A-1+, P-1)
5.23%	09/04/07	500,000	497,530,277
General Electric Co. (A-1+, P-1)
5.25%	09/28/07	422,500	418,926,354

			916,456,631

Security Brokers & Dealers—1.2%
Bear Stearns Co. (A-1, P-1)
5.18%	08/10/07	191,725	191,476,716
Greenwich Capital Holdings, Inc. (A-1+, P-1)
5.20%	08/13/07	50,000	49,913,333
5.20%	08/14/07	33,700	33,636,719
5.20%	08/17/07	50,000	49,884,556
5.20%	08/21/07	50,000	49,855,694
5.20%	08/24/07	50,000	49,834,049

			424,601,067

TOTAL COMMERCIAL PAPER (Cost $19,307,665,009)			19,307,665,009

MASTER NOTES—5.5%
Security Brokers & Dealers—5.5%
Bank of America Securities LLC (A-1+, P-1)
5.44%(d)	08/01/07	608,650	608,650,000
Citigroup Global Markets, Inc. (A-1+, P-1)
5.44%(d)	08/01/07	550,000	550,000,000
Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)
5.54%(c)(d)(e)	08/01/07	782,758	782,758,000

TOTAL MASTER NOTES (Cost $1,941,408,000)			1,941,408,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
SECURED LIQUIDITY NOTES—1.9%
Asset Backed Securities—1.9%
Concord Minutemen Capital Co. LLC, Series C (A-1, P-1)
5.30%	08/14/07	$126,332	$126,090,215
5.30%	08/16/07	146,021	145,698,537
5.30%	08/20/07	82,920	82,688,054
Crown Point Capital Co. LLC, Series C (A-1, P-1)
5.30%	08/01/07	110,493	110,493,000
Dakota Notes Program (A-1, P-1)
5.24%	08/24/07	138,000	137,537,566
Emerald Certificates (A-1+, P-1)
5.26%	08/28/07	65,300	65,042,391

TOTAL SECURED LIQUIDITY NOTES
(Cost $667,549,763)			667,549,763

VARIABLE RATE OBLIGATIONS—12.7%
Asset Backed Securities—1.3%
Cullinan Finance Corp. (A-1+, P-1)
5.30%(d)(f)	08/27/07	219,040	219,020,311
Racers Trust Series (A-1, P-1)
5.37%(d)(f)	08/22/07	234,650	234,650,000

			453,670,311

Banks—3.1%
Bank of New York Co., Inc. (A+, Aa3)
5.38%(d)(f)	08/27/07	125,000	125,000,000
Calyon, New York (AA-, Aa2)
5.30%(d)	09/13/07	374,000	373,990,876
LP Pinewood SPV (Wachovia Bank N.A. LOC) (A-1+, P-1)
5.32%(d)(e)	08/07/07	50,000	50,000,000
Nordea Bank Finland, New York (AA-, Aa1)
5.26%(d)	08/03/07	250,000	249,988,072
Societe Generale, New York (A-1+, P-1)
5.26%(d)	08/21/07	100,000	99,996,818
Wells Fargo & Co. (AA+, Aa1)
5.38%(d)	08/02/07	190,000	190,000,157

			1,088,975,923

Life Insurance—4.3%
Allstate Life Global Funding II (AA, Aa2)
5.35%(d)(f)	08/27/07	75,000	75,000,000
Hartford Life Insurance Co. (A-1+, P-1)
5.43%(c)(d)	10/01/07	100,000	100,000,000
5.43%(c)(d)	10/01/07	100,000	100,000,000
ING Security Life Insurance (AA, Aa3)
5.46%(d)(f)	08/09/07	150,000	150,000,000
MetLife Global Funding I (AA, Aa2)
5.43%(d)(f)	08/28/07	95,000	95,000,000
New York Life Insurance Co. (A-1+, P-1)
5.43%(c)(d)	09/13/07	350,000	350,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.44%(c)(d)	08/01/07	400,000	400,000,000
Travelers Insurance Co. (A-1+, P-1)
5.43%(c)(d)	10/01/07	250,000	250,000,000

			1,520,000,000

Miscellaneous Business Credit Institution—1.9%
General Electric Capital Corp. (A-1+, P-1)
5.44%(d)	08/17/07	447,600	447,600,000
5.30%(d)	08/24/07	202,000	202,000,000

			649,600,000

Security Brokers & Dealers—2.1%
Goldman Sachs Group, Inc. (A-1+, P-1)
5.37%(c)(d)(f)	08/24/07	469,300	469,300,000
Morgan Stanley & Co., Inc. (A-1, P-1)
5.38%(d)	08/15/07	250,000	250,000,000

			719,300,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $4,431,546,234)			4,431,546,234

TIME DEPOSIT—3.6%
U.S. Bank N.A. (A-1+, P-1)
5.19%
(Cost $1,267,000,000)	08/01/07	1,267,000	1,267,000,000

REPURCHASE AGREEMENTS—0.7%
Morgan Stanley & Co., Inc.
5.30%	08/01/07	252,000	252,000,000

(Agreement dated 07/31/07 to be repurchased at $252,037,100, collateralized by $ 1,093,065,098 Federal Home Loan Mortgage Corp. Strips and Federal National Mortgage Assoc. Strips due from 07/15/27 to 12/15/36. The value of the collateral is $259,560,000.)

UBS Securities LLC
5.29%	08/01/07	428	428,000
(Agreement dated 07/31/07 to be repurchased at $428,063, collateralized by $965,000 Federal National Mortgage Assoc. Strips due 12/01/34. The value of the collateral is $442,704.)

TOTAL REPURCHASE AGREEMENTS
(Cost $252,428,000)			252,428,000

TOTAL INVESTMENTS IN SECURITIES
BEFORE AFFILIATED INVESTMENT—102.9%
(Cost $36,027,092,006)			36,027,092,006

AFFILIATED INVESTMENT—1.1%
Repurchase Agreements—1.1%
PNC Bank, N.A.
5.08%	08/01/07	363,000

(Agreement dated 07/31/07 to be repurchased at $363,051,173, collateralized by $398,815,893 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due from 04/01/26 to 11/01/36. The value of the collateral is $396,612,199.)

(Cost $363,000,000)			363,000,000

TOTAL INVESTMENTS IN SECURITIES—104.0%
(Cost $36,390,092,006(a))			36,390,092,006
LIABILITIES IN EXCESS OF OTHER ASSETS—(4.0)%			(1,386,015,442)

NET ASSETS—100.0%			$35,004,076,564

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONCLUDED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

(a)	Aggregate cost for federal income tax purposes.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Illiquid Security. As of July 31, 2007, the Fund held 7.1% of its net assets, with a current market value of $2,501,751,167 in these securities.
(d)	Rates shown are as of July 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(e)	Ratings reflect those of guarantor.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July 31, 2007, the Fund held 4.1% of its net assets, with a current market value of $1,433,012,702, in securities restricted as to resale.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CERTIFICATES OF DEPOSIT—16.7%
Domestic—1.4%
Citibank N.A. (A-1+, P-1)
5.30%	08/09/07	$125,000	$125,000,000

Euro Dollar—2.1%
Calyon (A-1+, P-1)
5.35%	08/28/07	180,000	180,000,000

Yankee—13.2%
Banque Nationale de Paris, New York (A-1+, P-1)
5.27%(b)	10/03/07	86,755	86,755,000
5.31%(b)	11/20/07	125,545	125,545,000
5.32%(b)	11/30/07	130,000	130,000,000
Barclays Bank Plc, New York (A-1+, P-1)
5.27%(b)	10/02/07	200,000	200,000,000
5.27%(b)	10/04/07	65,000	65,000,000
Credit Suisse, New York (A-1+, P-1)
5.30%(b)	08/20/07	150,000	150,000,000
Deutsche Bank, New York (A-1+, P-1)
5.38%(b)	03/11/08	94,290	94,290,000
HBOS Treasury Services Plc, New York (A-1+, P-1)
5.30%(b)	08/15/07	75,000	75,000,000
5.27%(b)	10/03/07	100,000	100,000,000
Svenska Handelsbanken AB, New York (A-1+, P-1)
5.30%(b)	08/09/07	125,000	125,000,137

			1,151,590,137

TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,456,590,137)			1,456,590,137

COMMERCIAL PAPER—37.7%
Asset Backed Securities—27.2%
Amstel Funding Corp. (A-1+, P-1)
5.25%	10/22/07	47,449	46,881,589
Atlantis One Funding Corp. (A-1+, P-1)
5.23%	08/10/07	50,000	49,934,625
5.25%	10/12/07	68,635	67,914,332
Bavaria TRR Corp. (A-1, P-1)
5.40%	08/01/07	200,000	200,000,000
Cafco LLC (A-1+, P-1)
5.24%	10/19/07	50,000	49,424,507
Cancara Asset Securitisation LLC (A-1+, P-1)
5.23%	08/09/07	29,950	29,915,191
Concord Minutemen Capital Co. LLC, Series A
(A-1, P-1)
5.23%	08/14/07	63,000	62,881,018
5.24%	08/14/07	27,400	27,348,153
CRC Funding LLC (A-1+, P-1)
5.23%	08/13/07	200,000	199,651,333
5.25%	10/16/07	60,000	59,335,000
5.25%	10/19/07	50,000	49,423,958
Crown Point Capital Co. LLC, Series A (A-1, P-1)
5.24%	08/08/07	35,463	35,426,902
5.25%	10/18/07	72,300	71,477,588
Fairway Finance Co. LLC (A-1, P-1)
5.28%	08/10/07	72,826	72,729,870
Grampian Funding LLC (A-1+, P-1)
5.18%	11/19/07	74,260	73,083,495
Kitty Hawk Funding Corp. (A-1+, P-1)
5.27%	08/27/07	125,612	125,133,907
5.27%	08/30/07	50,000	49,787,736
Lake Constance Funding LLC (A-1, P-1)
5.25%	10/12/07	50,000	49,475,000
Landale Funding LLC (A-1+, P-1)
5.24%	08/15/07	30,400	30,338,052
Lexington Parker Capital Co. (A-1, P-1)
5.20%	08/09/07	152,475	152,298,637
5.25%	10/10/07	100,000	98,979,167
Nightingale Finance LLC (A-1+, P-1)
5.26%	08/20/07	43,000	42,880,627
5.27%	09/11/07	53,000	52,681,897
North Sea Funding LLC (A-1+, P-1)
5.26%	10/15/07	109,188	107,991,481
Old Line Funding Corp. (A-1+, P-1)
5.27%	09/04/07	122,277	121,668,400
Ranger Funding Co. LLC (A-1+, P-1)
5.28%	08/20/07	100,000	99,721,333
Ticonderoga Funding LLC (A-1+, P-1)
5.28%	08/14/07	120,000	119,771,200
5.25%	09/07/07	70,983	70,599,988
Victory Receivables Corp. (A-1, P-1)
5.26%	10/10/07	60,000	59,386,333
Windmill Funding Corp. (A-1+, P-1)
5.27%	08/24/07	100,000	99,663,306

			2,375,804,625

Banks—10.0%
Bank of America Corp. (A-1+, P-1)
5.23%	08/13/07	90,000	89,843,100
5.17%	09/05/07	25,000	24,874,340
Bank of Ireland (A-1, P-1)
5.23%	08/22/07	100,000	99,694,917
DEPFA Bank Plc (A-1, P-1)
5.26%	10/18/07	26,000	25,703,687
5.25%	11/01/07	200,000	197,345,833
Macquarie Bank Ltd. (A-1, P-1)
5.16%	08/13/07	100,000	99,828,000
5.22%	08/13/07	23,365	23,324,384
Natexis Banques Populaires (A-1+, P-1)
5.20%	08/10/07	48,945	48,881,310
Northern Rock Plc (A-1, P-1)
5.24%	08/09/07	32,000	31,962,773
Raiffeisen Zentralbank Osterreich AG (A-1, P-1)
5.26%	10/03/07	100,000	99,079,500
Skandinaviska Enskilda Bank AB (A-1, P-1)
5.20%	08/08/07	33,125	33,091,475
UBS Finance Delaware LLC (A-1+, P-1)
5.14%	08/08/07	100,000	99,900,055

			873,529,374

Miscellaneous Business Credit Institution—0.5%
General Electric Capital Corp. (A-1+, P-1)
5.23%	09/05/07	50,000	49,745,764

TOTAL COMMERCIAL PAPER
(Cost $ 3,299,079,763)			3,299,079,763

MASTER NOTE—2.7%
Security Brokers & Dealers—2.7%
Citigroup Global Markets, Inc. (A-1+, P-1) 5.44%(c)
(Cost $ 235,000,000)	08/01/07	235,000	235,000,000

SECURED LIQUIDITY NOTES—3.2%
Asset Backed Securities—3.2%
Crown Point Capital Co. LLC, Series C (A-1, P-1)
5.30%	08/20/07	118,950	118,617,271

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
SECURED LIQUIDITY NOTES (Continued)
Asset Backed Securities (Continued)
Dakota Notes Program (A-1, P-1)
5.24%	08/24/07	$37,000	$36,876,014
Foxboro Funding Ltd. (A-1, P-1)
5.30%	10/12/07	125,000	123,675,000

TOTAL SECURED LIQUIDITY NOTES
(Cost $ 279,168,285)			279,168,285

VARIABLE RATE OBLIGATIONS—27.5%
Asset Backed Securities—3.3%
Arkle Master Issuer Plc (A-1+, P-1)
5.30%(c)(d)	08/17/07	28,300	28,300,000
Cullinan Finance Corp. (A-1+, P-1)
5.30%(c)(d)	08/27/07	56,690	56,684,904
Holmes Master Issuer Plc, Series 06-1A, Class 1A (AAA, Aaa)
5.32%(c)	08/15/07	29,600	29,600,000
Racers Trust Series (A-1, P-1)
5.37%(c)(d)	08/22/07	129,400	129,400,000
Wachovia Asset Securitization, Inc., Series 04-HM1, Class A (AAA, Aaa)
5.31%(c)(d)	08/27/07	19,833	19,832,729
Wachovia Asset Securitization, Inc., Series 04-HM2, Class A (AAA, Aaa)
5.31%(c)(d)	08/27/07	25,934	25,933,827

			289,751,460

Banks—5.5%
Bank of Nova Scotia (AA-, Aa1)
5.26%(c)	08/03/07	80,165	80,135,517
Gables of Germantown (Marshall & Ilsley Bank LOC) (A-1, P-1)
5.36%(c)(e)	08/07/07	15,000	15,000,000
Green Knight Economic Development, Series 04 (Fulton Bank LOC) (VMIG-1)
5.47%(c)	08/07/07	2,420	2,420,000
HBOS Treasury Services Plc (A-1+, P-1)
5.39%(c)	08/01/07	45,000	45,000,000
5.43%(c)(d)	09/24/07	150,000	150,000,000
Laurel Grocery Co. LLC (U.S. Bank N.A. LOC) (A-1, P-1)
5.40%(c)(e)	08/07/07	1,425	1,425,000
MB&B Holdings LLC (Marshall & Ilsley Bank LOC) (A-1, P-1)
5.36%(c)(e)	08/02/07	6,475	6,475,000
5.36%(c)(e)	08/02/07	3,505	3,505,000
North Square Associates LLP (Marshall & Ilsley Bank LOC) (A-1, P-1)
5.36%(c)	08/07/07	14,045	14,045,000
Oxford Capital Enterprise LLC (National City Bank N.A. LOC) (A-1, P-1)
5.38%(c)(e)	08/07/07	2,270	2,270,000
Paca-Pratt Associates, Inc. (M&T Bank Corp. LOC) (A-1, P-1)
5.37%(c)(e)	08/07/07	16,000	16,000,000
Park Street Properties I LLC (U.S. Bank N.A. LOC) (VMIG-1)
5.32%(c)	08/01/07	4,040	4,040,000
Park Village (Bank One N.A. LOC) (A-1+, P-1)
5.42%(c)(e)	08/02/07	6,655	6,655,000
Prospect Aggregates, Inc. (Fulton Bank LOC) (VMIG-1)
5.47%(c)	08/02/07	8,440	8,440,000
Shipley Group LP (Fulton Bank LOC) (VMIG-1)
5.37%(c)	08/07/07	14,255	14,255,000
Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)
5.38%(c)(e)	08/02/07	1,490	1,490,000
Westpac Banking Corp. (A-1+, P-1)
5.42%(c)	09/11/07	108,250	108,250,000

			479,405,517

Life Insurance—9.2%
Allstate Life Global Funding II (AA, Aa2)
5.41%(c)(d)	08/16/07	100,000	100,000,000
5.35%(c)(d)	08/27/07	40,000	40,000,000
Irish Life & Permanent Plc (A-1, P-1)
5.34%(c)(d)	08/22/07	100,000	100,000,000
MetLife Global Funding I (AA, Aa2)
5.43%(c)(d)	08/28/07	40,000	40,000,000
Monumental Life Insurance Co. (A-1+, P-1)
5.49%(c)(f)	09/04/07	200,000	200,000,000
New York Life Insurance Co. (A-1+, P-1)
5.43%(c)(f)	09/13/07	300,000	300,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.50%(c)(f)	09/04/07	26,000	26,000,000

			806,000,000

Miscellaneous Business Credit Institution—2.8%
General Electric Capital Corp. (A-1+, P-1)
5.44%(c)	08/17/07	163,760	163,760,000
5.30%(c)	08/24/07	83,000	83,000,000

			246,760,000

Municipal Bonds—1.3%
Bergen County New Jersey Import Authority RB (Encap Golf Holdings LLC Project) Series 2005D DN (Wachovia Bank N.A. LOC) (A-1+, VMIG-1)
5.39%(c)	08/07/07	14,230	14,230,000
Covington Industrial Building RB Series 2005A DN (U.S. Bank N.A. LOC) (A-1, P-1)
5.38%(c)(e)	08/02/07	9,120	9,120,000
Mayfield Cornerstone LLC RB Series 2005A DN (Huntington National Bank LOC) (A-1, P-1)
5.42%(c)(e)	08/07/07	4,585	4,585,000
Mayfield Cornerstone LLC RB Series 2005B DN (Huntington National Bank LOC) (A-1, P-1)
5.42%(c)(e)	08/07/07	1,045	1,045,000
Mayfield Spine Center RB Series 2005A DN (Huntington National Bank LOC) (A-1, P-1)
5.42%(c)(e)	08/07/07	2,800	2,800,000
Mayfield Spine Center RB Series 2005B DN (Huntington National Bank LOC) (A-1, P-1)
5.42%(c)(e)	08/07/07	1,315	1,315,000
Santa Rosa California RB Series 2004 DN (Bank One N.A. LOC) (A-1+, P-1)
5.39%(c)(e)	08/02/07	41,000	41,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004 DN (Bank of America N.A. LOC) (A-1+, P-1)
5.35%(c)(e)	08/02/07	6,800	6,800,000
Texas GO Series 2004E DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
5.34%(c)	08/01/07	9,300	9,300,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH (CONCLUDED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds (Continued)
Texas GO Series 2005I-C MB (DEPFA Bank Plc SBPA) (A-1+, VMIG-1)
5.34%(c)	08/01/07	$13,210	$13,210,000
5.34%(c)	08/01/07	5,270	5,270,000
Utah Telecommunication Open Infrastructure Agency Taxable Adjustable Rate Telecommunications RB Series 2004 DN (Bank of America N.A. LOC) (A-1+, P-1)
5.35%(c)(e)	08/07/07	7,900	7,900,000

			116,575,000

Security Brokers & Dealers—5.4%
Goldman Sachs Group, Inc. (A-1+, P-1)
5.37%(c)(d)(f)	08/24/07	266,450	266,450,000
Morgan Stanley & Co., Inc. (A-1, P-1)
5.38%(c)	08/15/07	200,000	200,000,000

			466,450,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $2,404,941,977)			2,404,941,977

TIME DEPOSITS—12.3%
ABN AMRO Bank N.V. (A-1+, P-1)
5.25%	08/01/07	380,000	380,000,000
Deutsche Bank AG (A-1+, P-1)
5.25%	08/01/07	340,000	340,000,000
U.S. Bank N.A. (A-1+, P-1)
5.19%	08/01/07	363,000	363,000,000

TOTAL TIME DEPOSITS
(Cost $1,083,000,000)			1,083,000,000

REPURCHASE AGREEMENTS—2.0%
Deutsche Bank Securities Inc.
5.29%	08/01/07	100,000	100,000,000

(Agreement dated 07/31/07 to be repurchased at $100,014,694, collateralized by $ 164,214,632 Federal National Mortgage Assoc. Bonds 4.50% to 7.00% due from 07/01/19 to 07/01/37. The value of the collateral is $103,000,000.)

Goldman Sachs & Co.
5.29%	08/01/07	35,000	35,000,000

(Agreement dated 07/31/07 to be repurchased at $35,005,143, collateralized by $36,766,321 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 5.50% to 6.00% due from 12/15/31 to 04/15/37. The value of the collateral is $ 36,050,000.)

UBS Securities LLC
5.29%	08/01/07	37,330	37,330,000

(Agreement dated 07/31/07 to be repurchased at $37,335,485, collateralized by $ 39,880,000 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 5.63% due 03/15/37. The value of the collateral is $38,450,854.)

TOTAL REPURCHASE AGREEMENTS
(Cost $172,330,000)			172,330,000

TOTAL INVESTMENTS IN SECURITIES—102.1%
(Cost $8,930,110,162(a))			8,930,110,162
LIABILITIES IN EXCESS OF OTHER ASSETS—(2.1)%			(183,512,474)

NET ASSETS—100.0%			$8,746,597,688

(a)	Aggregate cost for federal income tax purposes.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Rates shown are as of July 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July 31, 2007, the Fund held 10.9% of its net assets, with a current market value of $956,601,460, in securities restricted as to resale.
(e)	Ratings reflect those of guarantor.
(f)	Illiquid Security. As of July 31, 2007, the Fund held 9.1% of its net assets, with a current market value of $792,450,000 in these securities.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
AGENCY OBLIGATIONS—24.5%
Federal Farm Credit Bank Variable Rate Notes—7.2%
5.18%(b)	08/01/07	$85,000	$84,987,431
5.23%(b)	08/01/07	105,000	104,999,192
5.24%(b)	08/01/07	30,000	30,000,000

			219,986,623

Federal Home Loan Bank Bonds—0.4%
3.38%	02/15/08	7,000	6,927,870
3.62%	02/15/08	5,000	4,954,996

			11,882,866

Federal Home Loan Bank Variable Rate Note—4.9%
5.21%(b)	09/17/07	150,000	149,950,822

Federal Home Loan Mortgage Corp. Bond—0.6%
5.00%	02/08/08	20,000	19,964,095

Federal Home Loan Mortgage Corp. Discount Note—0.5%
5.03%(c)	09/21/07	15,000	14,893,112

Federal Home Loan Mortgage Corp. Variable Rate Note—4.9%
5.22%(b)	09/17/07	150,000	149,991,435

Federal National Mortgage Assoc. Bond—0.4%
4.62%	01/15/08	11,505	11,468,136

Federal National Mortgage Assoc. Discount Notes—2.4%
5.05%(c)	09/05/07	49,279	49,037,054
5.09%(c)	01/22/08	24,060	23,468,084

			72,505,138

Federal National Mortgage Assoc. Variable Rate Note—3.2%
5.20%(b)	09/28/07	100,000	99,978,783

TOTAL AGENCY OBLIGATIONS
(Cost $750,621,010)			750,621,010

REPURCHASE AGREEMENTS—75.3%
Deutsche Bank Securities Inc.
5.31%	08/01/07	200,000	200,000,000

(Agreement dated 07/31/07 to be repurchased at $200,029,500, collateralized by $280,140,628 Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Adjustable Rate Mortgage Notes 4.40% to 6.98% due 12/01/33 to 06/01/37. The value of the collateral is $206,000,000.)

Deutsche Bank Securities Inc.
5.27%	08/06/07	200,000	200,000,000

(Agreement dated 06/05/07 to be repurchased at $201,815,222, collateralized by $280,140,628 Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Adjustable Rate Mortgage Notes 4.40% to 6.98% due 12/01/33 to 06/01/37. The value of the collateral is $206,000,000.)

Deutsche Bank Securities Inc.
5.27%	08/21/07	300,000	300,000,000

(Agreement dated 05/23/07 to be repurchased at $303,952,500, collateralized by $405,720,909 Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Adjustable Rate Mortgage Notes 4.40% to 6.98% due 12/01/33 to 06/01/37. The value of the collateral is $309,000,000.)

Goldman Sachs & Co.
5.26%	09/07/07	200,000	200,000,000

(Agreement dated 07/12/07 to be repurchased at $201,665,667, collateralized by $185,493,983 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 5.00% to 6.00% due 02/15/30 to 09/15/34. The value of the collateral is $206,000,000.)

Greenwich Capital Markets, Inc.
5.29%	08/01/07	300,000	300,000,000

(Agreement dated 07/31/07 to be repurchased at $300,044,083, collateralized by $322,890,641 Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due 07/01/36 to 08/01/37. The value of the collateral is $309,001,443.)

Greenwich Capital Markets, Inc.
5.26%	08/06/07	300,000	300,000,000

(Agreement dated 05/08/07 to be repurchased at $303,945,000, collateralized by $349,090,400 Federal National Mortgage Assoc. Bonds 6.00% to 6.50% due 07/01/36 to 03/01/37. The value of the collateral is $309,004,230.)

Lehman Brothers Inc.
5.20%	08/01/07	57,682	57,682,000

(Agreement dated 07/31/07 to be repurchased at $57,690,332, collateralized by $58,581,000 U.S. Treasury Notes and Tennessee Valley Authority Bonds 4.63% to 7.13% due 07/31/09 to 05/01/30. The value of the collateral is $58,868,639.)

Morgan Stanley & Co., Inc.
5.30%	08/01/07	53,000	53,000,000

(Agreement dated 07/31/07 to be repurchased at $53,007,803, collateralized by $488,196,477 Federal National Mortgage Assoc. Strips due 08/25/15 to 07/01/37. The value of the collateral is $54,581,300.)

Morgan Stanley & Co., Inc.
5.30%	08/01/07	198,000	198,000,000

(Agreement dated 07/31/07 to be repurchased at $198,029,150, collateralized by $1,836,548,651 Federal National Mortgage Assoc. Strips due 08/25/15 to 07/01/37. The value of the collateral is $203,948,700.)

UBS Securities LLC
5.29%	08/01/07	200,000	200,000,000

(Agreement dated 07/31/07 to be repurchased $200,029,389, collateralized by $ 574,134,713 Federal Home Loan Mortgage Corp. Strips due 01/01/29 to 04/15/37. The value of the collateral is $206,000,799.)

UBS Securities LLC
5.28%	10/09/07	300,000	300,000,000

(Agreement dated 07/06/07 to be repurchased at $304,180,000, collateralized by $579,220,000 Federal Home Loan Mortgage Corp. Strips and Federal National Mortgage Assoc. Strips due 03/01/34 to 04/15/37. The value of the collateral is $309,001,200.)

TOTAL REPURCHASE AGREEMENTS
(Cost $2,308,682,000)			2,308,682,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND (CONCLUDED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

VALUE
TOTAL INVESTMENTS IN SECURITIES—99.8%
(Cost $3,059,303,010(a))	$3,059,303,010
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%	7,200,738

NET ASSETS—100.0%	$3,066,503,748

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are as of July 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	The rate shown is the effective yield at the time of purchase.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

T-FUND

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS—100.3%
Deutsche Bank Securities Inc.
5.14%	08/01/07	$1,200,000	$1,200,000,000

(Agreement dated 07/31/07 to be repurchased at $1,200,171,333, collateralized by $ 2,628,389,750 U.S. Treasury Inflation Indexed Securities, Strip Principals and Strips 0.00% to 2.38% due from 07/15/13 to 08/15/35. The value of the collateral is $1,224,000,815.)

Greenwich Capital Markets, Inc.
5.10%	08/01/07	700,000	700,000,000

(Agreement dated 07/31/07 to be repurchased at $700,099,167, collateralized by $ 710,828,800 U.S. Treasury Notes 4.00% to 4.88% due from 04/30/08 to 11/15/12. The value of the collateral is $714,001,967.)

Greenwich Capital Markets, Inc.
5.15%	08/27/07	450,000	450,000,000

(Agreement dated 07/26/07 to be repurchased at $452,060,000, collateralized by $ 460,336,150 U.S. Treasury Bonds and Notes 4.63% to 4.75% due from 07/31/12 to 02/15/37. The value of the collateral is $459,003,706.)

JPMorgan Securities Inc.
5.10%	08/01/07	300,000	300,000,000

(Agreement dated 07/31/07 to be repurchased at $300,042,500, collateralized by $ 302,748,000 U.S. Treasury Notes 4.38% to 4.88% due from 12/31/07 to 08/31/11. The value of the collateral is $306,000,508.)

Lehman Brothers Inc.
5.00%	08/01/07	200,000	200,000,000

(Agreement dated 07/31/07 to be repurchased at $200,027,778, collateralized by $ 201,161,000 U.S. Treasury Notes 4.75% to 4.88% due from 04/30/11 to 01/31/12. The value of the collateral is $204,001,189.)

Merrill Lynch Government Securities Inc.
5.01%	08/01/07	200,000	200,000,000
(Agreement dated 07/31/07 to be repurchased at $200,027,833, collateralized by $ 201,745,000 U.S. Treasury Notes 4.75% due 05/15/14. The value of the collateral is $204,002,298.)
Merrill Lynch Government Securities Inc.
5.04%	08/01/07	196,000	196,000,000
(Agreement dated 07/31/07 to be repurchased at $196,027,440, collateralized by $ 197,710,000 U.S. Treasury Notes 4.75% due 05/15/14. The value of the collateral is $199,922,150.)
Morgan Stanley & Co., Inc.
5.10%	08/01/07	653,492	653,492,000

(Agreement dated 07/31/07 to be repurchased at $653,584,578, collateralized by $ 669,666,000 U.S. Treasury Notes 3.50% to 6.50% due from 11/15/09 to 07/31/12. The value of the collateral is $674,559,155.)

UBS Securities LLC
5.17%	10/10/07	875,000	875,000,000

(Agreement dated 07/12/07 to be repurchased at $886,309,375, collateralized by $ 2,735,368,000 U.S. Treasury Strip Principals and Strips due from 02/15/25 to 02/15/37. The value of the collateral is $892,501,457.)

UBS Securities LLC
5.17%	10/18/07	190,000	190,000,000

(Agreement dated 07/20/07 to be repurchased at $ 192,455,750, collateralized by $ 572,271,000 U.S. Treasury Inflation Indexed Securities and Strip Principals 3.38% to 6.25% due from 01/15/12 to 05/15/30. The value of the collateral is $193,805,855.)

TOTAL INVESTMENTS IN SECURITIES—100.3% (Cost $4,964,492,000(a))			4,964,492,000
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.3)%			(14,712,603)

NET ASSETS—100.0%			$4,949,779,397

(a)	Aggregate cost for federal income tax purposes.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDERAL TRUST FUND

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
AGENCY OBLIGATIONS—99.8%
Federal Farm Credit Bank Discount Notes—3.0%
5.12%(b)	08/27/07	$500	$498,151
5.12%(b)	08/28/07	678	675,397
5.13%(b)	09/04/07	8,000	7,961,240
5.12%(b)	09/05/07	380	378,108

			9,512,896

Federal Farm Credit Bank Variable Rate Notes—47.2%
5.18%(c)	08/01/07	15,000	14,997,782
5.23%(c)	08/01/07	20,000	19,999,845
5.24%(c)	08/01/07	15,000	15,000,000
5.24%(c)	08/01/07	35,000	35,004,176
5.25%(c)	08/01/07	10,000	10,000,522
5.26%(c)	08/07/07	7,000	7,000,352
5.18%(c)	08/22/07	40,000	39,993,828
5.22%(c)	09/28/07	10,000	9,999,387

			151,995,892

Federal Home Loan Bank Bonds—8.1%
4.88%	08/22/07	10,000	9,997,148
4.00%	09/24/07	16,035	16,003,968

			26,001,116

Federal Home Loan Bank Discount Notes—38.4%
5.16%(b)	08/15/07	25,000	24,949,834
5.15%(b)	08/17/07	700	698,398
5.13%(b)	08/22/07	10,000	9,970,075
5.13%(b)	08/29/07	5,000	4,980,046
5.14%(b)	09/19/07	15,000	14,895,140
5.14%(b)	09/26/07	10,000	9,920,122
5.13%(b)	09/28/07	3,709	3,678,345
5.13%(b)	10/03/07	10,000	9,910,190
5.16%(b)	10/05/07	10,000	9,906,788
5.14%(b)	10/10/07	20,000	19,800,267
5.13%(b)	10/24/07	15,000	14,820,590

			123,529,795

Federal Home Loan Bank Variable Rate Note—3.1%
5.21%(c)	09/17/07	10,000	9,996,722

TOTAL INVESTMENTS IN SECURITIES—99.8% (Cost $321,036,421(a))			321,036,421

OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%			686,868

NET ASSETS—100.0%			$321,723,289

(a)	Aggregate cost for federal income tax purposes.
(b)	The rate shown is the effective yield at the time of purchase.
(c)	Rates shown are as of July 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TREASURY TRUST FUND

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
U.S. TREASURY OBLIGATIONS—100.1%
U.S. Treasury Bills—88.3%
4.62%(b)	08/02/07	$10,528	$10,526,648
4.56%(b)	08/09/07	8,399	8,390,489
4.61%(b)	08/09/07	31,652	31,619,574
4.62%(b)	08/09/07	33,155	33,120,946
4.68%(b)	08/09/07	10,549	10,538,017
4.78%(b)	08/09/07	15,000	14,984,050
4.63%(b)	08/16/07	97,000	96,812,790
4.64%(b)	08/16/07	94,336	94,153,578
4.66%(b)	08/16/07	47,085	46,993,571
4.84%(b)	08/16/07	9,726	9,706,366
4.76%(b)	08/23/07	89,624	89,363,294
4.81%(b)	08/23/07	14,721	14,677,728
4.87%(b)	08/23/07	10,614	10,582,412
4.90%(b)	08/23/07	35,000	34,895,088
4.84%(b)	08/30/07	35,000	34,863,398
4.54%(b)	09/20/07	52,326	51,995,692
4.55%(b)	09/20/07	7,315	7,268,773
4.82%(b)	09/27/07	75,000	74,427,625
4.77%(b)	10/04/07	922	914,179
4.78%(b)	10/04/07	43,913	43,539,525
4.80%(b)	10/04/07	59,594	59,085,836
4.82%(b)	10/11/07	35,000	34,667,286
4.84%(b)	10/18/07	30,000	29,685,108
4.80%(b)	11/23/07	50,000	49,239,842
4.80%(b)	12/06/07	50,000	49,152,451
4.76%(b)	12/13/07	65,000	63,848,344
4.76%(b)	12/20/07	15,000	14,720,056

			1,019,772,666

U.S. Treasury Notes—11.8%
2.75%	08/15/07	20,000	19,982,658
3.25%	08/15/07	62,065	62,023,021
6.12%	08/15/07	54,000	54,021,143

			136,026,822

TOTAL INVESTMENTS IN SECURITIES—100.1%
(Cost $1,155,799,488(a))			1,155,799,488
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%
			(1,000,921)

NET ASSETS—100.0%			$1,154,798,567

(a)	Aggregate cost for federal income tax purposes.
(b)	The rate shown is the effective yield at the time of purchase.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS—96.1%
Alabama—0.9%
Jefferson County GO Warrants Series 2001B DN (JPMorgan Chase & Co. Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.66%(b)	08/01/07	$24,715	$24,715,000

Alaska—0.1%
Matanuska-Susitna Borough RB MERLOTS Trust Receipts Series 2001A-114 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.68%(b)(c)	08/07/07	3,105	3,105,000

Arizona—1.1%
Arizona Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2007-2003 DN (Branch Banking & Trust Co. LOC)
3.66%(b)(c)	08/07/07	7,995	7,995,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP DN (Wells Fargo Bank N.A. Liquidity Facility)
3.67%(b)(c)	08/02/07	3,240	3,240,000
Pinal County Arizona Electrical RB Series 2006U-1 DN (Bank of America N.A. LOC) (VMIG-1)
3.68%(b)(c)	08/07/07	14,300	14,300,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2007-1841 DN (Morgan Stanley Group LOC)
3.66%(b)(c)	08/07/07	1,522	1,522,500
Tempe Transportation Excise Tax RB Series 2006 DN (Royal Bank of Canada SBPA) (A-1+, VMIG-1)
3.63%(b)	08/07/07	2,500	2,500,000

			29,557,500

Arkansas—0.8%
Arkansas HFA RB (Baptist Health Project) Series 1995 DN (MBIA Insurance) (A-1+)
3.66%(b)	08/07/07	15,400	15,400,000
Arkansas State University RB (Housing Project) Series 2007 MB (AMBAC Insurance, Kredietbank N.V. LOC)
3.65%	03/01/08	200	200,000
Arkansas State University RB (Student Fee Project) Series 2007 MB (AMBAC Insurance, Kredietbank N.V. LOC)
3.65%	03/01/08	425	425,000
Fort Smith Sales & Use Tax RB Series 2006 MB (FGIC Insurance) (AAA)
4.00%	09/01/07	5,280	5,281,820

			21,306,820

California—3.8%
California GO PUTTERS Series 2007-1695 DN (JPMorgan Chase & Co. Liquidity Facility) (A-1, P-1)
3.71%(b)(c)	08/07/07	60,000	60,000,000
Golden State Tobacco Settlement Securitization Corp. RB TOCS Series 2006Z-4 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)(c)	08/07/07	5,120	5,120,000
Golden State Tobacco Settlement Securitization Corp. RB TOCS Series 2006Z-5 DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)(c)	08/07/07	450	450,000
Los Angeles Department of Water & Power RB Series 2001B-4 DN (National Australia Bank Ltd. SBPA)
3.55%(b)(c)	08/07/07	22,000	22,000,000
Los Angeles Unified School District GO Munitops Trust Certificates Series 2005-36 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.81%(b)(c)	12/14/07	15,995	15,995,000

			103,565,000

Colorado—3.5%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
3.66%(b)	08/07/07	10,855	10,855,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 DN (U.S. Bank N.A. LOC) (A-1+)
3.66%(b)	08/07/07	6,505	6,505,000
Colorado Educational & Cultural Facilities Authority RB (St. John Evangelical School Project) Series 2007 DN (Commerce Bank N.A. LOC) (VMIG-1)
3.76%(b)	08/07/07	11,815	11,815,000
Colorado Health Facilities Authority RB (Sisters of Charity of Leavenworth Health System Project) Series 2002 DN (Bank of Montreal SBPA)
3.63%(b)	08/07/07	22,500	22,500,000
Colorado Health Facilities Authority RB (Sisters of Charity of Leavenworth Health System Project) Series 2003A DN (JPMorgan Chase & Co. SBPA)
3.63%(b)	08/07/07	16,900	16,900,000
Colorado Health Facilities Authority RB (Total Long-Term Care Project) Series 2002 DN (U.S. Bank N.A. LOC) (A-1+)
3.64%(b)	08/07/07	3,715	3,715,000
Colorado Regional Transportation District Sales Tax RB Eagle Trust Receipts Series 2006A-0128 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.68%(b)(c)	08/07/07	4,400	4,400,000
Colorado Regional Transportation District Sales Tax RB Eagle Trust Receipts Series 2006A-120 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.68%(b)(c)	08/07/07	8,000	8,000,000
Colorado Springs Utilities RB Series 2005 ROC-RR-II-R-457 DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.67%(b)(c)	08/07/07	7,465	7,465,000
Southglenn Metropolitan District RB Series 2007 DN (Banque Nationale de Paribas LOC)
3.66%(b)	08/07/07	3,100	3,100,000

			95,255,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Delaware—0.3%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 DN (M&T Bank Corp. LOC) (A-1)
3.71%(b)	08/07/07	$2,460	$2,460,000
Delaware Economic Development Authority RB (St. Anne’s Episcopal School Project) Series 2001 DN (Wilmington Trust Co. LOC) (A-1)
3.74%(b)	08/07/07	1,970	1,970,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A DN (M&T Bank Corp. LOC) (A-1)
3.69%(b)	08/07/07	2,875	2,875,000

			7,305,000

District of Columbia—0.5%
District of Columbia RB (Arts & Technology Academy Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.66%(b)	08/07/07	3,545	3,545,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A DN (M&T Bank Corp. LOC)
3.66%(b)	08/07/07	7,100	7,100,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (Aaa, VMIG-1)
3.65%(b)(c)	08/07/07	1,700	1,700,000

			12,345,000

Florida—5.0%
Broward County Educational Facilities Authority RB (City College Project) Series 2004 DN (Citibank N.A. LOC) (A-1+)
3.61%(b)	08/07/07	10,325	10,325,000
CIVICVentures RB (Anchorage Convention Center Project) Eclipse Funding Trust Series 2006 DN (MBIA Insurance, U.S. Bank N.A. LOC) (VMIG-1)
3.66%(b)(c)	08/07/07	12,355	12,355,000
Collier County Educational Facilities Authority RB (Avenue Maria University Project) Series 2006 DN (Comerica Bank N.A. LOC)
3.70%(b)	08/07/07	6,700	6,700,000
Florida Board of Education GO PUTTERS Series 2007-1859 DN (JPMorgan Chase & Co. Liquidity Facility)
3.67%(b)(c)	08/07/07	16,910	16,910,000
Florida Board of Education GO Series 2007 ROC-RR-II-R-9106 DN (MBIA Insurance) (A-1+)
3.67%(b)(c)	08/07/07	5,950	5,950,000
Florida Hurricane Catastrophe Fund RB Series 2006A MB
5.00%	07/01/08	2,080	2,103,084
Florida Juvenile Department RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.68%(b)(c)	08/07/07	10,315	10,315,000
Florida Turnpike Authority RB PUTTERS Series 2007-1928 DN (FGIC Insurance) (VMIG-1)
3.67%(b)(c)	08/07/07	5,600	5,600,000
Jacksonville RB Municipal Securities Trust Certificates Series 2002A-9049 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.66%(b)(c)	08/07/07	8,760	8,760,000
JEA Water & Sewer System RB Series 2004C MB (FSA Insurance)
5.00% 10/01/07		3,310	3,316,740
Leesburg Hospital RB (Villages Regional Hospital Project) Series 2006 DN (Radian Asset Assurance, Inc. Guaranty, Bank of Nova Scotia SBPA) (A-1+, VMIG-1)
3.67%(b)	08/07/07	12,000	12,000,000
Miami Dade County Expressway Authority Toll System RB Series 2006A-121 DN (AMBAC Insurance, Citibank N.A. LOC)
3.68%(b)(c)	08/07/07	2,740	2,740,000
Orange County Tourist Development Tax RB Series 2007-1807 DN (FGIC Insurance, Morgan Stanley Group Liquidity Facility)
3.66%(b)(c)	08/07/07	7,450	7,450,000
Orlando & Orange County Expressway Authority RB Series 2007A DN (FSA Insurance, Bayerishe Landesbank Girozentrale Liquidity Facility)
3.66%(b)(c)	08/07/07	10,000	10,000,000
Port St. Lucie RB Munitops Trust Certificates Series 2006 DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.66%(b)(c)	08/07/07	10,750	10,750,000
Sunshine State Governmental Financing Series I TECP (DEPFA Bank Plc LOC)
3.75%	09/12/07	10,000	10,000,000
Volusia County School Board COP Eclipse Funding Trust Series 2007-0036 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility) (A-1+, VMIG-1)
3.78%(b)(c)	08/07/07	1,965	1,965,000

			137,239,824

Georgia—2.1%
Appling County Development Authority PCRB (Oglethorpe Power Corp. Project) Series 2002 DN (MBIA Insurance, JPMorgan Chase & Co. SBPA) (A-1+)
3.68%(b)	08/07/07	2,415	2,415,000
Athens-Clarke County University Government Development Authority RB (Monsignor Donovan High School Project) Series 2006 DN (Columbus Bank & Trust LOC) (F-1)
3.66%(b)	08/07/07	1,275	1,275,000
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2005 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.66%(b)(c)	08/07/07	5,000	5,000,000
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2006A DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.68%(b)(c)	08/07/07	4,600	4,600,000
Brunswick & Glynn County Development Authority Economic Development RB (Epworth by the Sea Project) Series 2007 DN (Columbus Bank & Trust LOC) (A, F1)
3.66%(b)	08/07/07	1,109	1,109,000
Columbus Development Authority RB Series 2005 DN (Columbus Bank & Trust LOC)
3.65%(b)	08/07/07	5,925	5,925,000
Columbus Development Authority RB Series 2007 DN (Columbus Bank & Trust LOC)
3.66%(b)	08/02/07	2,200	2,200,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Georgia (Continued)
Columbus Hospital Authority RB (St. Francis Hospital Project) Series 2000A DN (Columbus Bank & Trust LOC)
3.67%(b)	08/07/07	$10,020	$10,020,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D DN (SunTrust Bank LOC) (VMIG-1)
3.65%(b)	08/07/07	1,100	1,100,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.65%(b)	08/07/07	3,000	3,000,000
Fulton County Development Authority RB (Robert W. Woodruff Arts Center Project) Series 2004B DN (SunTrust Bank LOC) (VMIG-1, F-1+)
3.63%(b)	08/07/07	18,600	18,600,000
Georgia Local Government Certificates RB Series 2002O DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.67%(b)(c)	08/07/07	2,310	2,310,000

			57,554,000

Hawaii—0.8%
Hawaii GO Eagle Trust Receipts Series 2002 DN (FSA Insurance, Citibank N.A. SBPA) (A-1+)
3.68%(b)(c)	08/07/07	3,600	3,600,000
Hawaii GO Municipal Securities Trust Certificates Series 2002A-9051 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.66%(b)(c)	08/07/07	9,990	9,990,000
Hawaii Pacific Health Special Purpose RB (Department of Budget & Finance Project) Series 2004B DN (Radian Insurance, Bank of Nova Scotia Liquidity Facility) (A-1+, F-1+)
3.75%(b)	08/07/07	7,500	7,500,000

			21,090,000

Idaho—0.4%
Idaho GO Series 2007 TAN (SP-1+, MIG-1)
4.50%	06/30/08	10,100	10,168,395

Illinois—6.8%
Central Lake County Action Water Agency RB MERLOTS Trust Receipts Series 2003B-18 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.68%(b)(c)	08/07/07	4,955	4,955,000
Chicago Board of Education GO MERLOTS Trust Receipts Series 1999A-47 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (A-1)
3.68%(b)(c)	08/07/07	3,090	3,090,000
Chicago Board of Education GO Series 2004C-2 DN (FSA Insurance, DEPFA Bank Plc SBPA)
3.60%(b)	08/07/07	2,100	2,100,000
Chicago Board of Education RB Municipal Securities Trust Certificates Series 2001 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.66%(b)(c)	08/07/07	4,695	4,695,000
Chicago O’Hare International Airport RB MERLOTS Trust Receipts Series 2002A-25 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.68%(b)(c)	08/07/07	5,260	5,260,000
Chicago Park District RB Eagle Trust Receipts Series 2002-1306 DN (FGIC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.68%(b)(c)	08/07/07	5,345	5,345,000
Chicago Sales Tax RB MERLOTS Trust Receipts Series 2000AAA DN (FSA Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.68%(b)(c)	08/07/07	5,000	5,000,000
Chicago Transportation Authority RB PUTTERS Series 2006-1651 DN (AMBAC Insurance, Dresdner Bank AG LOC) (VMIG-1)
3.66%(b)(c)	08/07/07	20,905	20,905,000
Cook County GO (Capital Improvement Project) Series 2004F DN (DEPFA Bank Plc SBPA) (A-1+)
3.63%(b)	08/07/07	10,800	10,800,000
Du Page County RB Municipal Securities Trust Certificates Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.66%(b)(c)	08/07/07	15,970	15,970,000
Illinois Dedicated Tax RB Macon Trust Certificates Series 2002N DN (AMBAC Insurance, Bank of America N.A. SBPA) (A-1+)
3.67%(b)(c)	08/07/07	2,935	2,935,000
Illinois Educational Facilities Authority RB (Aurora University Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
3.68%(b)	08/07/07	1,800	1,800,000
Illinois Educational Facilities Authority RB (University of Chicago Project) Series 1B-3 TECP
3.66%	05/06/08	10,000	10,000,000
Illinois Educational Facilities Authority RB Macon Trust Certificates Series 2005D DN (Bank of America N.A. SBPA) (A-1+)
3.67%(b)(c)	08/02/07	2,780	2,780,000
Illinois Finance Authority RB (Fairview Project) Series 2004 DN (LaSalle Bank N.A. LOC) (A-1)
3.63%(b)	08/07/07	16,500	16,500,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2007-73TP DN (The Goldman Sachs Group, Inc. Liquidity Facility)
3.67%(b)(c)	08/07/07	10,015	10,015,000
Illinois GO Macon Trust Certificates Series 2006L DN (Bank of America N.A. SBPA) (VMIG-1)
3.67%(b)(c)	08/07/07	3,500	3,500,000
Illinois GO MERLOTS Trust Receipts Series 2002 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.68%(b)(c)	08/07/07	2,480	2,480,000
Illinois Health Facilities Authority RB Municipal Securities Trust Certificates Series 2002 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.66%(b)(c)	08/07/07	14,835	14,835,000
Lake County First Preservation District GO Series 2003 ROC-RR-II-R-2059 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.67%(b)(c)	08/07/07	1,970	1,970,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Illinois (Continued)

Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Municipal Securities Trust Certificates Series 2005A-224 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)

3.79%(b)(c)	08/07/07	$9,415	$9,415,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Series 2006-9Z DN (MBIA Insurance) (F-1+)
3.67%(b)(c)	08/07/07	12,830	12,830,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB TOCS Series 2005Z-5 DN (MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)(c)	08/07/07	342	342,000
Regional Transportation Authority GO MERLOTS Trust Receipts Series 2001A-86 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.68%(b)(c)	08/07/07	1,600	1,600,000
Rockford IDA RB (Trinity Learning Center Project) Series 2003 DN (Marshall & Ilsley Bank LOC)
3.73%(b)	08/07/07	3,635	3,635,000
University of Illinois RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.68%(b)(c)	08/07/07	3,500	3,500,000
Will County Community School District No. 365 GO TOCS Series 2006Z-10 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)(c)	08/07/07	2,065	2,065,000
Will County GO Municipal Securities Trust Certificates Series 2006A-3004 DN (MBIA Insurance, Bear Stearns Capital Markets SBPA) (VMIG-1)
3.67%(b)(c)	08/07/07	7,915	7,915,000

			186,237,000

Indiana—5.3%
Daviess County Econmic Development RB (Daviess Community Hospital Project) Series 2006 DN (Radian Insurance, KeyBank N.A. SBPA) (VMIG-1)
3.65%(b)	08/07/07	6,205	6,205,000
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Citizens Financial Group, Inc. LOC) (A-1+)
3.66%(b)	08/07/07	11,000	11,000,000
Indiana Bond Bank RB (Advanced Funding Program) Series 2007A RAN (Bank of New York LOC)
4.25%	01/31/08	11,950	11,984,725
Indiana Bond Bank RB (Mid-Year Funding Program) Series 2007A RAN (Bank of New York LOC) (SP-1+)
4.50%	05/20/08	12,000	12,069,679
Indiana Bond Bank RB Municipal Securities Trust Certificates Series 2001-177-A DN (Bear Stearns Capital Markets Liquidity Facility) (AAA/A-1)
3.66%(b)(c)	08/02/07	17,000	17,000,000
Indiana Health Facilities Financing Authority RB (Henry County Hospital Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.66%(b)	08/07/07	16,885	16,885,000
Indiana Health Facilities Financing Authority RB (Memorial Hospital Project) Series 2004A DN (National City Bank N.A. LOC) (A-1+)
3.66%(b)	08/07/07	19,645	19,645,000
Indianapolis Public Improvment RB Trust Receipts Series 2006Z-7 DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facilty) (F-1+)
3.67%(b)(c)	08/07/07	4,080	4,080,000
Jasper County Economic Development Authority RB (Oak Grove Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.66%(b)	08/07/07	4,600	4,600,000
Porter County Industrial Jail Building Corp. RB MERLOTS Trust Receipts Series 2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
3.68%(b)(c)	08/07/07	7,115	7,115,000
Tipton Economic Development RB (Tipton Memorial Hospital Project) Series 2006A DN (Fifth Third Bank N.A. LOC)
3.66%(b)	08/07/07	24,200	24,200,000
Warren Township Vision 2005 School Building Corp. RB MERLOTS Trust Receipts Series 2001A-52 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.68%(b)(c)	08/07/07	3,300	3,300,000
Winona Lake Economic Development RB (Grace College Project) Series 2006 DN (KeyBank N.A. LOC) (A-1)
3.66%(b)	08/07/07	6,730	6,730,000

			144,814,404

Iowa—2.0%
Des Moines Commercial Development RB (Grand Office Park Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
3.77%(b)	08/07/07	8,000	8,000,000
Iowa Finance Authority Healthcare Facilities RB PUTTERS Series 2006-1477 DN (Radian Insurance, JPMorgan Chase & Co. SBPA)
3.68%(b)(c)	08/07/07	9,390	9,390,000
Iowa Higher Education Loan Authority RB (Private College Project) Series 1985 DN (MBIA Insurance) (A-1+, VMIG-1)
3.68%(b)	08/07/07	1,600	1,600,000
Iowa Higher Education Loan Authority RB Series 2006 DN (LaSalle Bank N.A. LOC) (A-1)
3.60%(b)	08/07/07	22,035	22,035,000
Urbandale IDRB (Aurora Business Park Assoc. Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
3.69%(b)	08/07/07	9,200	9,200,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC)
3.72%(b)	08/07/07	4,500	4,500,000
Wapello County RB (Ottumwa Regional Health Center Project) Series 2006 DN (Radian Asset Assurance, Inc. Guaranty, DEPFA Bank Plc SBPA) (A-1+)
3.60%(b)	08/07/07	1,305	1,305,000

			56,030,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Kansas—0.1%
Lenexa RB Series 2007-302 DN (Bank of America N.A. Liquidity Facility) (VMIG-1)
3.66%(b)(c)	08/07/07	$4,000	$4,000,000

Kentucky — 1.0%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A DN (U.S. Bank N.A. LOC) (VMIG-1)
3.67%(b)	08/07/07	4,150	4,150,000
Kenton County Educational RB (Redwood Rehabilitation Center Project) Series 2004 DN (Fifth Third Bank N.A. LOC)
3.75%(b)	08/07/07	915	915,000
Kentucky Economic Development Finance Authority RB (Adventist Long Term Care Project) Series 2007 DN (SunTrust Bank LOC)
3.61%(b)	08/02/07	5,840	5,840,000
Kentucky Economic Development Finance Authority RB (Pooled Hospital Loan Program Project) Series 1998 DN (ACA Capital Insurance, Bank One N.A. Liquidity Facility)
3.62%(b)	08/07/07	14,530	14,530,000
Kentucky Public Energy Gas Authority RB Series 2006 DN (Societe Generale Group LOC) (A-1+, VMIG-1)
3.68%(b)	08/01/07	100	100,000

Louisville & Jefferson Counties Metropolitan Government Health System RB (Norton Healthcare, Inc. Project) Series 2006 ROC-RR-II-R-651CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)

3.67%(b)(c)	08/07/07	2,555	2,555,000

			28,090,000

Louisiana—4.5%
Donaldsonville IDRB (Chef John Folse & Co. Project) Series 2007A DN (Regions Bank LOC)
3.65%(b)	08/02/07	5,000	5,000,000
Louisiana Gas & Fuel Tax RB Series 2006-0150 DN (FSA Insurance, Citibank N.A. LOC) (A-1+)
3.68%(b)(c)	08/07/07	23,735	23,735,000
Louisiana Gas & Fuel Tax RB Series 2006A-137 DN (FSA Insurance, Citibank N.A. SBPA) (A-1+)
3.68%(b)(c)	08/07/07	1,040	1,040,000
Louisiana Gas & Fuel Tax RB Series 2006 ROC-RR-II-R-660 DN (FGIC Insurance, Citibank N.A. LOC) (VMIG-1)
3.67%(b)(c)	08/07/07	8,500	8,500,000
Louisiana GO MERLOTS Trust Receipts Series 2006C-04 DN (FSA Insurance, Bank of New York SBPA) (A-1+)
3.68%(b)(c)	08/07/07	3,235	3,235,000
Louisiana GO Series 2005A MB (MBIA Insurance) (AAA, Aaa)
5.00%	08/01/07	3,360	3,360,000
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 DN (Federal National Mortgage Assoc. Guaranty) (A-1+)
3.66%(b)	08/07/07	2,935	2,935,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B DN
3.69%(b)	08/07/07	7,500	7,500,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Program) Series 2003A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+)

3.71%(b)	08/07/07	21,880	21,880,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Program) Series 2006A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+, Aaa)

3.71%(b)	08/07/07	20,000	20,000,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Program) Series 2007 DN (AMBAC Insurance, JPMorgan Chase & Co. SBPA) (A-1+)

3.71%(b)	08/07/07	5,000	5,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Northwestern State University Student Housing Project) Series 2004A DN (Regions Bank LOC) (A-1)
3.69%(b)	08/07/07	4,000	4,000,000
Louisiana Public Facilities Authority RB (GCGK Investments LLC Project) Series 2006 DN (AmSouth Bank LOC) (P-1)
3.65%(b)	08/07/07	4,000	4,000,000
Louisiana Public Facilities Authority RB (Loyola University Project) Series 1997 MB (MBIA Insurance) (AAA, Aaa)
5.62%	10/01/07	1,000	1,023,145
Louisiana Public Facilities Authority RB PUTTERS Series 2007-1754 DN (CIFG Insurance, JPMorgan Chase & Co. Liquidity Facility)
3.68%(b)(c)	08/07/07	3,500	3,500,000
Monroe Sales & Use Tax RB Series 2007A DN (FSA Insurance, JPMorgan Chase & Co. SBPA) (A-1+)
3.66%(b)	08/07/07	7,000	7,000,000

			121,708,145

Maryland—1.3%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.66%(b)	08/07/07	5,040	5,040,000
Maryland Economic Development Corp. RB (Government Insurance Trust Facility) Series 2007 DN (M&T Bank Corp. LOC)
3.66%(b)	08/03/07	4,260	4,260,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2003B DN (M&T Bank Corp. LOC) (VMIG-1)
3.63%(b)	08/07/07	3,260	3,260,000
Maryland Health & Higher Education Facilities Authority RB (Pickersgill Project) Series 2006 DN (Radian Insurance, Branch Banking & Trust Co. SBPA) (A-1, P-1)
3.65%(b)(d)	08/07/07	7,345	7,345,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Maryland (Continued)
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 DN (M&T Bank Corp. LOC) (A-1)
3.66%(b)	08/07/07	$8,430	$8,430,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (A-1)
3.69%(b)	08/07/07	3,670	3,670,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.69%(b)	08/07/07	2,500	2,500,000

			34,505,000

Massachusetts—2.4%
Chatham GO Series 2007 BAN (SP-1+)
4.00%	02/01/08	13,800	13,826,853
Massachusetts Development Finance Agency RB (Linden Ponds, Inc. Facility Project) Series 2007B DN (Sovereign Bank LOC) (A-1+)
3.70%(b)	08/07/07	10,000	10,000,000
Massachusetts GO Municipal Trust Receipts Floaters Series 2007-1798 DN (CIFG Insurance, DEPFA Bank Plc Liquidity Facility)
3.66%(b)(c)	08/07/07	10,000	10,000,000
Massachusetts GO Municipal Trust Receipts Floaters Series 2007-K33W-D DN (Lehman Liquidity Co. Liquidity Facility)
3.68%(b)(c)	08/07/07	11,040	11,040,000
Melrose GO Series 2006 BAN (SP-1+, MIG-1)
4.35%	08/09/07	11,163	11,164,676
Worcester GO Series 2007A BAN (SP-1+, MIG-1)
4.75%	11/08/07	8,467	8,489,849

			64,521,378

Michigan—3.4%
Detroit GO Series 2007 TAN (Scotiabank LOC) (SP-1+)
4.50%	03/01/08	3,000	3,013,452
Detroit Sewer & Disposal Authority RB Series 2001E MB (FGIC Insurance) (A-1+, MIG-1)
3.74%	07/10/08	7,500	7,500,000
Detroit Sewer Authority RB Municipal Products, Inc. Trust Receipts Series 2006I-2 DN (FSA Insurance, Royal Bank of Canada LOC) (VMIG-1)
3.66%(b)(c)	08/07/07	3,490	3,490,000
Detroit Water Supply System RB Series 2006 ROC-RR-II-R-9038 DN (FSA Insurance, Citibank N.A. LOC) (VMIG-1)
3.67%(b)(c)	08/07/07	6,885	6,885,000
Grand Valley Michigan State University RB Series 2005 DN (XLCA Insurance, DEPFA Bank Plc SBPA) (A-1+)
3.62%(b)	08/07/07	2,000	2,000,000
Kentwood Economic Development Corp. RB (Holland Homes Obligated Group Project) Series 2002B DN (LaSalle Bank N.A. LOC)
3.61%(b)	08/02/07	7,900	7,900,000
Macomb Hospital Finance Authority RB (Mt. Clemens General Project) Series 2003A-2 DN (Comercia Bank N.A. LOC)
3.70%(b)	08/07/07	8,190	8,190,000
Michigan Building Authority RB Eagle Trust Receipts Series 2006-0142-A DN (FGIC Insurance, Citibank N.A. LOC) (A-1+)
3.68%(b)(c)	08/07/07	15,400	15,400,000
Michigan Building Authority RB Series 1997I MB (AMBAC Insurance) (AAA, Aaa)
6.50%	10/01/07	5,750	5,778,158
Michigan Building Authority RB Series 2007 ROC-RR-II-R-9072 DN (FGIC Insurance, Citigroup Financial Products Liquidity Facility)
3.67%(b)(c)	08/07/07	15,775	15,775,000
Michigan GO Series 2006A MB (DEPFA Bank Plc LOC) (SP-1+, MIG-1)
4.25%	09/28/07	6,500	6,507,423
Michigan Higher Educational Facilities Authority RB (Cleary University Project) Series 2006 DN (Comerica Bank N.A. LOC) (A-1)
3.71%(b)	08/07/07	5,240	5,240,000
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.66%(b)(c)	08/07/07	5,000	5,000,000

			92,679,033

Minnesota—2.0%
Minneapolis & St. Paul Metropolitan Airports Commission RB MERLOTS Trust Receipts Series 2000A DN (FGIC Insurance) (VMIG-1)
3.68%(b)(c)	08/07/07	4,985	4,985,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Municipal Securities Trust Certificates Series 2007-292 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.67%(b)(c)	08/07/07	2,000	2,000,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Series 2007-2G DN (FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.66%(b)(c)	08/07/07	25,810	25,810,000
Minnesota Public Facilities Authority Water PCRB MERLOTS Trust Receipts Series 2002A DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.68%(b)(c)	08/07/07	14,705	14,705,000
West St. Paul ISD Number 197 RB Series ROC-RR-II-R-6506 DN (Citibank N.A. SBPA) (A-1+)
3.67%(b)(c)	08/07/07	7,115	7,115,000

			54,615,000

Mississippi—1.5%
Mississippi Business Finance Corp. Gulf Opportunity Zone RB (SG Resources Mississippi LLC Project) Series 2007 DN (SunTrust Bank LOC)
3.63%(b)	08/01/07	10,000	10,000,000
Mississippi Development Bank Special Obligation RB (Correctional Facilities Project) Series 2002 DN (AMBAC Insurance, AmSouth Bank of Alabama SBPA) (A-1)
3.71%(b)	08/07/07	3,425	3,425,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Mississippi (Continued)
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2003 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
3.71%(b)	08/07/07	$11,745	$11,745,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2005 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
3.71%(b)	08/02/07	15,000	15,000,000

			40,170,000

Missouri—1.2%
Jackson County Special Obligation RB Series 2006 ROC-RR-II-R-663 DN (AMBAC Insurance, AmSouth Bank of Alabama LOC) (VMIG-1)
3.67%(b)(c)	08/07/07	10,085	10,085,000
Missouri Board Public Buildings Special Obligation RB Series 2006-1501 DN (JPMorgan Chase & Co. LOC) (VMIG-1)
3.67%(b)(c)	08/07/07	7,330	7,330,000
Missouri Development Finance Board Lease RB Series 1999 DN (Transamerica Life Insurance Co. SBPA) (A-1+)
3.68%(b)	08/07/07	14,860	14,860,000

			32,275,000

Multi-State—1.8%
Austin COP Series 2007-144 DN (AMBAC Insurance, Bank of America N.A. Liquidity Facility)
3.67%(b)(c)	08/07/07	3,960	3,960,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2007-1001 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility)
3.70%(b)(c)	08/07/07	11,580	11,580,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2007-1005 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility)
3.70%(b)(c)	08/07/07	10,000	10,000,000
The Goldman Sachs Pool Trust RB Municipal Trust Receipts Floaters Series 2007-70 DN (The Goldman Sachs Group, Inc. Liquidity Facility)
3.71%(b)(c)	08/07/07	21,735	21,735,000
UBS Municipal Certificates GO Series 2007 DN (Multiple Insurers, Bank Nationale de Paribas Liquidity Facility) (A-1+)
3.71%(b)(c)	08/07/07	3,030	3,030,000

			50,305,000

Nebraska—0.4%
Central Plains Energy RB (Nebgas Project) Series 2007A MB (AA-, Aa3)
5.00%	12/01/07	2,725	2,736,346
Omaha GO Eagle Trust Receipts Series 2004A DN (Citibank N.A. SBPA) (A-1+)
3.68%(b)(c)	08/07/07	8,000	8,000,000

			10,736,346

Nevada—1.1%
Clark County Airport RB Munitops Trust Certificates Series 2005-56 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (AAA, F-1+)
3.78%(b)(c)	08/16/07	4,995	4,995,000
Clark County School District GO PUTTERS Series 2005-1159 DN (FSA Insurance, PB Capital Corp. Liquidity Facility)
3.67%(b)(c)	08/02/07	3,980	3,980,000
Clark County School District GO Series 1999B MB
5.50%	06/15/08	1,500	1,522,992
Clark County School District RB Municipal Securities Trust Certificates Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
3.66%(b)(c)	08/07/07	12,495	12,495,000
Reno Capital Improvement RB Municipal Securities Trust Certificates Series 2002A DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.66%(b)(c)	08/07/07	7,600	7,600,000

			30,592,992

New Hampshire—0.6%
New Hampshire Business Finance Authority Industrial Facility RB (Foundation for Seacoast Health Project) Series 1998A DN (Bank of America N.A. LOC) (A-1+)
3.62%(b)	08/07/07	6,205	6,205,000
New Hampshire Business Finance Authority Industrial Facility RB (Taylor Home Project) Series 2005B DN (TD Banknorth N.A. LOC) (VMIG-1)
3.65%(b)	08/07/07	4,310	4,310,000
New Hampshire Health & Educational Facilities Authority RB (Southern New Hampshire Medical Center Project) Series 2004B DN (Radian Asset Assurance, Inc. Guaranty, Fleet National Bank SBPA) (A-1+)
3.67%(b)	08/07/07	7,000	7,000,000

			17,515,000

New Jersey—0.6%
Mercer County Improvement Authority RB (Atlantic Foundation Project) Series 1998 DN (MBIA Insurance, Bank of America N.A. LOC) (A-1+)
3.67%(b)	08/07/07	5,310	5,310,000
New Jersey Transportation Trust Fund Authority Capital Appreciation RB Municipal Securities Trust Certificates Series 2006C DN (FSA Insurance, Bear Stearns Captial Markets SBPA) (VMIG-1)
3.67%(b)(c)	08/07/07	12,020	12,020,000

			17,330,000

New Mexico—0.8%
Bernalillo County Gross Receipts Tax RB Series 2004B DN (MBIA Insurance, Bank of America N.A. SBPA)
3.67%(b)(c)	08/02/07	10,320	10,320,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New Mexico (Continued)
University of New Mexico RB Munitops Trust Certificates Series 2005-42 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.66%(b)(c)	08/07/07	$10,290	$10,290,000

			20,610,000

New York—2.7%
New York City GO Series 1996J-2 DN (WestLB AG LOC) (A-1+, VMIG-1)
3.57%(b)	08/07/07	6,300	6,300,000
New York City Municipal Water Finance Authority Series 7 TECP (A-1+, P-1)
3.75%	09/05/07	6,380	6,380,000
New York City Transitional Finance Authority RB Series 2002-2A DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.65%(b)	08/01/07	20,440	20,440,000
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.66%(b)	08/07/07	11,135	11,135,000
Triborough Bridge & Tunnel Authority RB (MTA Bridges & Tunnels Project) Series 2007AB DN (FSA Insurance, JPMorgan Chase & Co. SBPA)
3.56%(b)	08/07/07	30,200	30,200,000

			74,455,000

North Carolina—3.0%
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.65%(b)	08/07/07	295	295,000
Mecklenburg County COP Series 2007A DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1, VMIG-1)
3.66%(b)	08/01/07	29,425	29,425,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Country Day School Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.65%(b)	08/07/07	6,800	6,800,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (A-1+)
3.65%(b)	08/07/07	4,300	4,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC)
3.65%(b)	08/07/07	1,225	1,225,000
North Carolina GO Municipal Securities Trust Certificates Series 2001-138 DN (Bear Stearns Capital Markets Liquidity Facility)
3.65%(b)(c)	08/02/07	7,000	7,000,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.68%(b)(c)	08/07/07	5,500	5,500,000
North Carolina Medical Care Commission Health Care Facilities RB (Carolina Meadows, Inc. Project) Series 2004 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.64%(b)	08/07/07	4,900	4,900,000
North Carolina Medical Care Community Hospital RB (Southeastern Regional Medical Center Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.65%(b)	08/07/07	2,640	2,640,000
Raleigh Comb Enterprise System RB Eagle Trust Receipts Series 2007A-0010 DN (Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1)
3.66%(b)	08/07/07	4,950	4,950,000
University of North Carolina RB Eagle Trust Receipts Series 2005A DN (Citibank N.A. Liquidity Facility) (A-1+)
3.68%(b)(c)	08/07/07	10,000	10,000,000
University of North Carolina RB Munitops Trust Certificates Series 2005-52 DN (ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.66%(b)(c)	08/07/07	5,995	5,995,000

			83,030,000

Ohio—5.3%
Akron Income Tax RB (Community Learning Centers Project) Munitops Trust Certificates Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.66%(b)(c)	08/07/07	31,530	31,530,000
American Municipal Power, Inc. RB (Prepayment Project) Series 2007A BAN (AA-, AA3)
5.00%	02/01/08	8,790	8,841,245
Butler County Capital Funding RB (CCAO Low Cost Capital Pooled Financing Program) Series 2005A DN (U.S. Bank N.A. LOC)
3.63%(b)	08/07/07	1,750	1,750,000
Butler County Economic Development RB (Great Miami Valley YMCA Project) Series 2000 DN (U.S. Bank N.A. LOC)
3.65%(b)	08/07/07	3,330	3,330,000
Butler County Hospital Facilities RB PUTTERS Series 2006-1596 DN (FGIC Insurance, JPMorgan Chase & Co. SBPA)
3.67%(b)(c)	08/07/07	4,000	4,000,000
Cincinnati GO Municipal Trust Receipts Floaters Series 2006K-66 DN (FGIC Insurance, Lehman Liquidity Co. Liquidity Facility)
3.67%(b)(c)	08/07/07	1,965	1,965,000
Cincinnati School District COP Eagle Trust Receipts Series 2006A-0155 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.68%(b)(c)	08/07/07	4,400	4,400,000
Cleveland Airport RB Municipal Products, Inc. Trust Receipts Series 2007I-13 DN (AMBAC Insurance, Royal Bank of Canada Liquidity Facility)
3.65%(b)(c)	08/07/07	8,500	8,500,000
Columbus Regional Airport Authority RB Series 2005 DN (U.S. Bank N.A. LOC) (AA1, VMIG-1)
3.63%(b)	08/07/07	3,250	3,250,000
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 DN (JPMorgan Chase & Co. LOC)
3.66%(b)	08/07/07	1,850	1,850,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
East Liverpool City Hospital RB Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.67%(b)	08/07/07	$5,700	$5,700,000
Hamilton County Economic Development RB (Taft Museum Project) Series 2002 DN (Fifth Third Bank N.A. LOC)
3.67%(b)	08/07/07	280	280,000
Hamilton County Healthcare Facilities RB (Import-Episcopal Project) Series 2005A DN (KeyBank N.A. LOC) (A-1, VMIG-1)
3.61%(b)	08/07/07	1,075	1,075,000
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (JPMorgan Chase & Co. LOC) (VMIG-1)
3.61%(b)	08/07/07	4,490	4,490,000
Hilliard School District GO Series 2007A BAN
4.00%	06/12/08	6,100	6,116,213
Lakewood School District GO (School Facilities Improvement Project) Series 2007 BAN (SP-1+, MIG-1)
4.75%	09/26/07	1,955	1,957,880
Lakewood School District GO PUTTERS Series 2007-1960 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility) (VMIG-1)
3.68%(b)(c)	08/07/07	3,180	3,180,000
Lima RB (Lima Memorial Hospital Project) Series 2007 DN (JPMorgan Chase & Co. LOC)
3.62%(b)	08/07/07	15,000	15,000,000
Lorain County Hospital RB (Regional Medical Center Project) Series 2005 DN (VMIG-1)
3.62%(b)	08/07/07	15,000	15,000,000
Madeira City School District School Improvement GO Munitops Trust Certificates Series 2006-37 DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.75%(b)(c)	08/01/07	6,995	6,995,000
Ohio GO (Highway Capital Improvement Project) Series 1998C MB
5.00%	05/01/08	1,000	1,010,502
Ohio Higher Education Capital Facilities RB Series 2004 II-A MB (AMBAC Insurance) (AAA)
5.00%	08/01/07	2,000	2,000,000
Summit County Port Authority Port Facilities RB (Summa Wellness Institute Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
3.63%(b)	08/07/07	2,000	2,000,000
University of Akron General Receipts RB Series 2004 DN (FGIC Insurance, Dexia Credit Local SBPA) (VMIG-1)
3.61%(b)	08/07/07	3,010	3,010,000
University of Cincinnati GO Series 2007E BAN (SP-1+, MIG-1)
4.50%	01/24/08	5,000	5,017,600
Wood County Facilities Import Piping Industry RB Series 2001 DN (KeyBank N.A. LOC)
3.69%(b)	08/07/07	2,395	2,395,000

			144,643,440

Oklahoma—0.1%
Oklahoma Industrial Authority RB (Casady School Project) Series 2001 DN (Bank One N.A. LOC)
3.90%(b)	08/07/07	2,150	2,150,000

Pennsylvania—2.9%
Allegheny County Hospital Development Authority RB PUTTERS Series 2006-1281 DN (FGIC Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1)
3.67%(b)(c)	08/07/07	3,160	3,160,000
Butler County IDRB (Concordia Lutheran Project) Series 2000B DN (Radian Insurance, Fleet National Bank SBPA) (A-1+)
3.64%(b)	08/07/07	11,750	11,750,000
Butler County IDRB (Concordia Lutheran Project) Series 2000C DN (Radian Insurance, Fleet National Bank SBPA) (A-1)
3.64%(b)	08/07/07	6,360	6,360,000
Delaware Valley IDRB Citibank Trust Receipts Series 2001 DN (AMBAC Insurance, Bank of New York SBPA) (A-1+)
3.68%(b)(c)	08/07/07	5,000	5,000,000
Philadelphia School District GO Series 2007A TRAN (Bank of America N.A. LOC) (SP-1+, MIG-1)
4.50%	06/27/08	7,900	7,953,910
Philadelphia TECP (JPMorgan Chase & Co. SBPA)
3.70%	08/06/07	30,000	30,000,000
University of Pittsburgh of the Commonwealth Systems of Higher Education RB (University Capital Project) Series 2005A DN (DEPFA Bank Plc SBPA)
3.60%(b)	08/07/07	10,200	10,200,000
University of Pittsburgh of the Commonwealth Systems of Higher Education RB (University Captial Project) Series 2007A DN (Fortis Bank SBPA, Banco Bilbao Vizcaya Argentaria S.A. SBPA) (A-1+, VMIG-1)
3.60%(b)	08/07/07	2,700	2,700,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC) (A-2)
3.69%(b)	08/07/07	1,765	1,765,000

			78,888,910

Puerto Rico—0.2%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 DN (AMBAC Insurance, Bank of New York SBPA) (MIG-1)
3.72%(b)(c)	09/20/07	3,825	3,825,000
Puerto Rico Municipal Finance Agency GO Series 1999A MB (FSA Insurance)
5.50%	08/01/07	550	550,000

			4,375,000

South Carolina—2.2%
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning RB (Allen University Project) Series 2005A DN (National Bank of South Carolina LOC) (F-1)
3.66%(b)	08/07/07	4,000	4,000,000
Greenville County School District RB UBS Municipal Certificates Series 2006-02 DN (Assured Guaranty Ltd. Guaranty, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1)
3.65%(b)(c)	08/07/07	7,340	7,340,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
South Carolina (Continued)
Horry County School District GO Series 2007 ROC-RR-II-R-754PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility) (VMIG-1)
3.68%(b)(c)	08/07/07	$5,695	$5,695,000
Medical University Hospital Authority RB Series 2005A-5 DN (MBIA Insurance, Bank of America N.A. SBPA) (VMIG-1)
3.67%(b)(c)	08/07/07	16,000	16,000,000
South Carolina Educational Facilities Authority RB (Erskine College Project) Series 2006 DN (National Bank of South Carolina LOC)
3.65%(b)	08/07/07	5,750	5,750,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Community Care, Inc. Project) Series 2006 DN (National Bank of South Carolina LOC) (A-1)
3.66%(b)	08/07/07	4,000	4,000,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Oconee Memorial Hospital Project) Series 2005A DN (Radian Asset Assurance, Inc. Guaranty) (VMIG-1)
3.67%(b)	08/07/07	8,000	8,000,000
South Carolina Transitional Infrastructure RB Munitops Trust Certificates Series 2002A DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.67%(b)(c)	08/07/07	10,475	10,475,000

			61,260,000

Tennessee—2.7%
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) Series 2002 DN (SunTrust Bank LOC) (VMIG-1)
3.68%(b)	08/07/07	1,805	1,805,000
Knoxville Waste Water System RB PUTTERS Series 2006-1292 DN (MBIA Insurance) (A-1)
3.67%(b)(c)	08/07/07	8,075	8,075,000
Memphis GO Series 1995A DN (WestLB AG LOC) (A-1+, VMIG-1)
3.90%(b)	08/07/07	100	100,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (Morgan Guaranty Trust LOC) (VMIG-1)
3.67%(b)(c)	08/07/07	45,000	45,000,000
Tennessee Energy Acquisition Corp. Gas RB MERLOTS Trust Receipts Series 2007C-07 DN (Bank of New York SBPA) (A-1+)
3.69%(b)(c)	08/07/07	3,580	3,580,000
Tennessee Energy Acquisition Corp. Gas RB Series 2006-95TP DN (Branch Banking & Trust Co. SBPA)
3.67%(b)(c)	08/07/07	8,375	8,375,000
Tennessee Energy Acquisition Corp. Gas RB Series 2006-98 DN (The Goldman Sachs Group, Inc. Guaranty)
3.66%(b)(c)	08/07/07	8,005	8,005,000

			74,940,000

Texas—12.6%
Austin Water & Wastewater System RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance) (VMIG-1)
3.68%(b)(c)	08/07/07	2,475	2,475,000
Clear Creek ISD GO Series 2005-04 DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.68%(b)(c)	08/07/07	5,100	5,100,000
Comal ISD GO Series 2005 DN (Bank of New York LOC) (A-1, VMIG-1)
3.71%(b)(c)	08/07/07	2,530	2,530,000
Coppell ISD RB Municipal Securities Trust Certificates Series 2006A-14 DN (PSF Guaranty, Bear Stearns Capital Markets Liquidity Facility)
3.67%(b)(c)	08/07/07	2,145	2,145,000
Dallas Area Rapid Transit RB Municipal Trust Receipts Floaters Series 2007-1657 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1, Aaa)
3.66%(b)(c)	08/02/07	10,000	10,000,000
Dallas ISD Building GO Munitops Trust Certificates Series 2006-8 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.67%(b)(c)	08/07/07	11,565	11,565,000
Dallas Waterworks & Sewer System RB Series 2003 MB (FSA Insurance)
5.00%	10/01/07	1,345	1,347,963
De Soto ISD RB Series 2004 ROC-RR-II-R-2107 DN (PSF Guaranty, Citigroup Global Markets Holdings, Inc. Liquidity Facility) (A-1+)
3.67%(b)(c)	08/07/07	6,080	6,080,000
Eagle Mountain & Saginaw ISD GO Municipal Securities Trust Receipts Series 2003 SGA-141 DN (PSF Guaranty, Societe Generale Group Liquidity Facility) (A-1+)
3.64%(b)(c)	08/01/07	4,000	4,000,000
El Paso Certificates GO Series 2000 MB (FSA Insurance) (Aaa)
5.88%	08/15/07	1,665	1,666,438
Galena Park ISD GO Series 2001 SG-154 DN (PSF Guaranty, Societe Generale Group Liquidity Facility) (A-1)
3.67%(b)(c)	08/07/07	9,900	9,900,000
Harris County RB Series 2002 ROC-RR-II-R-1029 DN (FSA Insurance) (A-1+)
3.67%(b)(c)	08/07/07	1,875	1,875,000
Houston GO Munitops Trust Certificates Series 2006-88 DN (FSA Insurance, ABN-AMRO Bank N.V. LOC) (AAA, F1+)
3.67%(b)(c)	08/07/07	7,400	7,400,000
Houston GO PUTTERS Series 2006-1610 DN (FSA Insurance, JPMorgan Chase & Co. LOC) (A-1+)
3.67%(b)(c)	08/07/07	18,400	18,400,000
Houston ISD GO (Schoolhouse Project) Series 2004 DN (PSF Guaranty, Bank of America N.A. SBPA) (A-1+, VMIG-1)
3.75%(b)	08/07/07	10,000	10,000,000
Houston ISD GO Municipal Securities Trust Certificates Series 2005A-234 DN (PSF Guaranty, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.67%(b)(c)	08/07/07	7,460	7,460,000
Houston ISD GO PUTTERS Series 2005 DN (PSF Guaranty, JPMorgan Chase & Co. LOC) (VMIG-1)
3.67%(b)(c)	08/07/07	5,330	5,330,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Texas (Continued)
Houston Water & Sewer System RB Municipal Securities Trust Certificates Series 2006A-5015 DN (MBIA Insurance, Branch Banking & Trust Co. Liquidity Facility) (VMIG-1)
3.66%(b)(c)	08/07/07	$14,860	$14,860,000
Houston Water & Sewer System RB Series 2007 ROC-RR-II-R-787 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.68%(b)(c)	08/02/07	1,600	1,600,000
Judson ISD GO Municipal Trust Receipts Floaters Series 2007-1859 DN (PSF Guaranty, Wells Fargo Bank N.A. Liquidity Facility)
3.66%(b)(c)	08/07/07	3,940	3,940,000
Lower Colorado River Authority RB MERLOTS Trust Receipts Series 2000 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (Aaa, VMIG-1)
3.68%(b)(c)	08/07/07	2,000	2,000,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.73%(b)	08/15/07	9,395	9,395,000
Mansfield ISD GO Munitops Trust Certificates Series 2007-54 DN (PSF Insurance, ABN-AMRO Bank N.V. SBPA)
3.67%(b)(c)	08/07/07	17,710	17,710,000
North East ISD GO Series 2000 SG-143 DN (PSF Guaranty, Societe Generale Group Liquidity Facility)
3.66%(b)(c)	08/02/07	26,515	26,515,000
Pasadena ISD GO Munitops Trust Certificates Series 2006-57 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.67%(b)(c)	08/07/07	10,690	10,690,000
Socorro ISD GO Series 2005 ROC-RR-II-R-2222 DN (PSF Guaranty) (F-1+)
3.67%(b)(c)	08/07/07	2,485	2,485,000
Texas A&M University RB Municipal Trust Receipts Floaters Series 2007-1876 DN (Morgan Stanley Group Liquidity Facility)
3.66%(b)(c)	08/07/07	7,660	7,660,000
Texas A&M University RB Series 2003 ROC-RR-II-R-4005 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.67%(b)(c)	08/07/07	4,935	4,935,000
Texas GO Eagle Series 2007A DN (Deutsche Bank Liquidity Facility) (A-1)
3.66%(b)(c)	08/02/07	5,000	5,000,000
Texas GO Municipal Trust Receipts Floaters Series 2005-1147 DN (Morgan Stanley Group SBPA) (F-1+)
3.66%(b)(c)	08/07/07	4,010	4,010,000
Texas GO Municipal Trust Receipts Floaters Series 2007-1853 DN (Morgan Stanley Group Liquidity Facility)
3.66%(b)(c)	08/07/07	4,360	4,360,000
Texas GO Municipal Trust Receipts Floaters Series 2007-1873 DN (Morgan Stanley Group Liquidity Facility)
3.66%(b)(c)	08/07/07	6,665	6,665,000
Texas GO Series 2006-0122 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.68%(b)(c)	08/07/07	7,650	7,650,000
Texas GO Series 2006 TRAN (SP-1+, MIG-1)
4.50%	08/31/07	55,050	55,089,993
Texas GO Series 2007 ROC-RR-II-R-9089 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.67%(b)(c)	08/07/07	7,000	7,000,000
Texas GO Series 2007 ROC-RR-II-R-9090 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.67%(b)(c)	08/07/07	4,285	4,285,000
Texas Public Finance Authority GO Series 2001A MB
5.25%	10/01/07	4,245	4,254,963
Texas Tech University RB Municipal Securities Trust Certificates Series 2002A DN (MBIA Insurance) (A-1)
3.66%(b)(c)	08/07/07	13,630	13,630,000
Travis County Housing Finance Corp. Student Housing RB (College Houses Project) Series 2006 DN (Wachovia Bank N.A. LOC) (A-1+)
3.64%(b)	08/07/07	5,425	5,425,000
University of Texas Permanent University Fund RB Series 2005 ROC-RR-II-R-2194 DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.67%(b)(c)	08/07/07	11,795	11,795,000
University of Texas RB MERLOTS Trust Receipts Series 2003B-14 DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.68%(b)(c)	08/07/07	6,235	6,235,000

			344,464,357

Vermont—1.2%
Vermont Economic Development Authority RB (Green Mountain College Project) Series 2003A DN (KeyBank N.A. LOC)
3.69%(b)	08/07/07	7,775	7,775,000
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.65%(b)	08/07/07	4,830	4,830,000
Winooski Special Obligation Bonds Series 2006A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.70%(b)	08/01/07	21,600	21,600,000

			34,205,000

Virginia—0.6%
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B DN (Wachovia Bank N.A. LOC) (A-1+)
3.61%(b)	08/07/07	600	600,000
Hampton Roads Regional Jail Authority Facilities RB Series 2004 ROC-RR-II-R-2156 DN (MBIA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.67%(b)(c)	08/07/07	4,190	4,190,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003F DN (A-1+, VMIG-1)
3.60%(b)	08/07/07	4,950	4,950,000
Richmond Public Utility RB Series 1998A MB (FGIC Insurance) (AAA, Aaa)
5.12%	08/07/07	3,500	3,557,200

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Virginia (Continued)
Virginia Public School Authority RB Series 2003 ROC-RR-II-R-4050 DN (Citigroup, Inc. Liquidity Facility) (A-1+)
3.67%(b)(c)	08/07/07	$100	$100,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 DN (Wells Fargo Bank N.A. LOC) (VMIG-1)
3.66%(b)(c)	08/07/07	2,215	2,215,000

			15,612,200

Washington—4.2%
King County GO Series 1997D MB (AA1, Aaa)
5.70%	08/07/07	1,000	1,020,562
King County School District RB (Highline Public Schools Project) Municipal Securities Trust Certificates Series 2002 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.66%(b)(c)	08/07/07	11,750	11,750,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 DN (Societe Generale Group SBPA, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
3.64%(b)(c)	08/07/07	4,000	4,000,000
Seattle Municipal Light & Power RB MERLOTS Trust Receipts Series 2001A-56 DN (FSA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.68%(b)(c)	08/07/07	7,365	7,365,000
Spokane County School District No. 081 GO Series 2003 ROC-RR-II-R-4000 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.67%(b)(c)	08/07/07	3,530	3,530,000
Washington Economic Development Finance Authority RB Series 2006-1531 DN (Morgan Stanley Group LOC) (A-1)
3.66%(b)(c)	08/07/07	2,136	2,136,500
Washington GO MERLOTS Trust Receipts Series 2006 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.68%(b)(c)	08/07/07	12,445	12,445,000
Washington GO Piper Jaffray Trust Certificates Series 2002G DN (Bank of New York LOC) (VMIG-1)
3.68%(b)(c)	08/07/07	5,170	5,170,000
Washington GO Series 2007 ROC-RR-II-R-759PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility)
3.68%(b)(c)	08/07/07	8,040	8,040,000
Washington Health Care Facilities Authority RB (Seattle Cancer Care Project) Series 2005 DN (KeyBank N.A. LOC) (A-1)
3.65%(b)	08/02/07	4,250	4,250,000
Washington Health Care Facilities Authority RB (Swedish Health Services Project) Series 2006 DN (Citibank N.A. LOC) (VMIG-1)
3.71%(b)	08/07/07	20,000	20,000,000
Washington Health Care Facilities Authority RB Series 2006 ROC-RR-II-R-669 DN (Radian Insurance, Citibank N.A. Guaranty) (Aa)
3.68%(b)(c)	08/07/07	640	640,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 DN (Bank of America N.A. LOC) (F-1+)
3.65%(b)	08/01/07	35,820	35,820,000

			116,167,062

West Virginia—0.2%

West Virginia Economic Development Authority RB (Juvenile Correctional Project) Municipal Securities Trust Certificates Series 2002A DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)

3.66%(b)(c)	08/07/07	4,990	4,990,000

Wisconsin—2.1%
Southeast Wisconsin Professional Baseball Park RB MERLOTS Trust Receipts Series 2000Y DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.68%(b)(c)	08/07/07	5,280	5,280,000
Wisconsin GO Series 2000B TECP
3.72%	08/14/07	10,000	10,000,000
Wisconsin GO Series 2007 MB
4.50%	06/16/08	11,000	11,070,501
Wisconsin Health & Educational Facilities Authority RB (Froedtert & Community Health Project) Series 2005C DN (AMBAC Insurance, Morgan Stanley Group SBPA) (A-1+, F-1+)
3.60%(b)	08/07/07	5,000	5,000,000
Wisconsin Health & Educational Facilities Authority RB (Mercy Alliance, Inc. Project) Series 2007 DN (Marshall & Ilsley Bank LOC)
3.64%(b)	08/02/07	4,545	4,545,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (Marshall & Ilsley Bank LOC) (A-1)
3.65%(b)	08/07/07	2,305	2,305,000
Wisconsin Health & Educational Facilities Authority RB (St. John’s Community Project) Series 2005 DN (Radian Asset Assurance, Inc. Guaranty) (F-1)
3.65%(b)	08/07/07	4,700	4,700,000
Wisconsin Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (Marshall & Ilsley Bank LOC) (A-1)
3.65%(b)	08/07/07	9,800	9,800,000
Wisconsin Health & Educational Facilities Authority RB (Watertown Memorial Hospital, Inc. Project) Series 2006 DN (Radian Insurance, JPMorgan Chase & Co. SBPA) (A-1+)
3.65%(b)	08/07/07	5,000	5,000,000

			57,700,501

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS—96.1% (Cost $2,626,822,307)			2,626,822,307

AFFILIATED INVESTMENTS—3.7%
Florida—0.1%
Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty) (VMIG-1)
3.70%(b)(c)	08/07/07	2,355	2,355,000

Illinois—0.2%
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB P-Float Trust Receipts Series 2005 PZ-44 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA) (F-1+)
3.68%(b)(c)(e)	08/07/07	5,610	5,610,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONCLUDED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS (Continued)
Kentucky—1.0%
Kentucky Economic Development Finance Authority RB P-Float Trust Receipts (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch & Co. SBPA, National Australia Bank Ltd. LOC) (A-1)
3.70%(b)(c)(e)	08/07/07	$27,520	$27,520,000

Multi-State—0.4%
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurers, Societe Generale Group SBPA) (A-1+)
3.74%(b)(c)	08/07/07	5,370	5,370,000
Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurers, Societe Generale Group SBPA) (A-1+)
3.74%(b)(c)	08/07/07	2,590	2,590,000
Putable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA) (F-1+)
3.71%(b)(c)(e)	08/07/07	3,160	3,160,000

			11,120,000

New Jersey—0.2%
New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1)
3.64%(b)(c)	08/07/07	2,200	2,200,000
New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA) (A-1)
3.66%(b)(c)(e)	08/07/07	2,320	2,320,000

			4,520,000

New York—0.2%
Triborough Bridge & Tunnel Authority RB P-Float Trust Receipts Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
3.66%(b)(c)(e)	08/07/07	5,000	5,000,000

Ohio—0.1%
Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (Merrill Lynch & Co. Guaranty) (A-1+)
3.70%(b)(c)(e)	08/07/07	3,845	3,845,000

Pennsylvania—0.6%
Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1+)
3.67%(b)(c)	08/07/07	8,815	8,815,000
Pennsylvania Higher Educational Facilities Authority RB P-Float Trust Receipts Series 2004 MT-042 DN (Lloyds TSB Bank Plc LOC, Merrill Lynch Capital Services SBPA) (F-1+)
3.67%(b)(c)(e)	08/07/07	7,100	7,100,000

			15,915,000

Virginia—0.9%
Chesterfield County IDRB P-Float Trust Receipts Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.70%(b)(c)(e)	08/07/07	24,995	24,995,000

TOTAL AFFILIATED INVESTMENTS (Cost $100,880,000)			100,880,000

TOTAL INVESTMENTS IN SECURITIES—99.8% (Cost $2,727,702,307(a))			2,727,702,307
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%			6,567,166

NET ASSETS—100.0%			$2,734,269,473

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are as of July 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July 31, 2007, the Fund held 51.4% of its net assets, with a current market value of $1,405,676,000, in securities restricted as to resale.
(d)	Ratings reflect those of guarantor.
(e)	Security insured by an affiliate.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS—96.1%
Alabama—1.9%
Alabama Housing Financing Authority Single Family Mortgage RB Series 2006H AMT DN (Bayerische Landesbank Girozentrale Guaranty) (Aa2)
3.77%(b)	08/07/07	$7,925	$7,925,000
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (Wachovia Bank N.A. LOC)
3.78%(b)	08/07/07	855	855,000
Columbia IDRB (Alabama Power Co. Project) Series 1995B DN (The Southern Co. Guaranty) (A-1, VMIG-1)
3.68%(b)	08/01/07	6,800	6,800,000
Columbia IDRB (Alabama Power Co. Project) Series 1998A AMT DN (The Southern Co. Guaranty) (A-1, VMIG-1)
3.73%(b)	08/01/07	6,800	6,800,000
Decatur Industrial Development Board of the City of Decatur RB (BP Amoco Chemical Co. Project) Series 2001 AMT DN (A-1+, VMIG-1)
3.74%(b)	08/01/07	2,300	2,300,000
Jefferson County Economic IDRB (Conversion Technologies Project) Series 2006A AMT DN (First Commercial Bank LOC)
3.71%(b)	08/07/07	1,365	1,365,000
Jefferson County GO Warrants Series 2001B DN (JPMorgan Chase & Co. Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.66%(b)	08/01/07	100	100,000
Tuscaloosa IDRB Series 2000A AMT DN (Wachovia Bank N.A. LOC)
3.78%(b)	08/07/07	1,235	1,235,000
Vestavia Hills GO Series 2004B DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.71%(b)	08/07/07	1,735	1,735,000

			29,115,000

Arizona—0.4%
Cochise County Solid Waste Disposal PCRB (Arizona Natural Utilities Co-op, Inc. Project) Series 1994 AMT DN (A-1, VMIG-1)
3.73%(b)	09/04/07	6,200	6,200,000

Arkansas—0.3%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT DN (State Street Bank & Trust Co. LOC) (A-1+)
3.69%(b)	08/07/07	5,000	5,000,000

California—10.6%
California GO PUTTERS Series 2007-1695 DN (JPMorgan Chase & Co. Liquidity Facility) (A-1, P-1)
3.71%(b)(c)	08/07/07	6,000	6,000,000
California Housing Finance Agency Home Mortgage RB Series 2002F AMT DN (Bank of Nova Scotia SBPA) (A-1+, VMIG-1)
3.70%(b)	08/01/07	3,490	3,490,000
California Housing Finance Agency Home Mortgage RB Series 2002Q AMT DN (Bank of Nova Scotia Liquidity Facility) (A-1+, VMIG-1)
3.66%(b)	08/07/07	14,440	14,440,000
California Housing Finance Agency Home Mortgage RB Series 2006C AMT DN (Calyon Bank SBPA) (A-1+, VMIG-1)
3.70%(b)	08/01/07	62,385	62,385,000
California Housing Finance Agency Multi-Family Housing RB Series 2000C AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA, CALSTRS SBPA) (A-1+, VMIG-1)
3.74%(b)	08/01/07	2,500	2,500,000
California Housing Finance Agency Multi-Family Housing RB Series 2001G AMT DN (Federal National Mortgage Assoc. SBPA) (A-1+, VMIG-1)
3.66%(b)	08/07/07	23,015	23,015,000
California Housing Finance Agency Multi-Family Housing RB Series 2005 III-D AMT DN (DEPFA Bank Plc SBPA) (A-1+, VMIG-1)
3.74%(b)	08/01/07	5,000	5,000,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1997 AMT DN (JPMorgan Chase & Co. LOC) (A-1+)
3.73%(b)	08/01/07	21,700	21,700,000
California Pollution Control Financing Authority PCRB (Resource Recovery-Wadham Energy Project) Series 1987 AMT DN (Bank Nationale de Paribas LOC) (A-1+)
3.62%(b)	08/07/07	10,445	10,445,000
California Pollution Control Financing Authority Resource Recovery RB (Atlantic Richfield Co. Project) Series 1994A AMT DN (A-1+, VMIG-1)
3.73%(b)	08/01/07	9,400	9,400,000

			158,375,000

Colorado—3.4%
Colorado Housing & Finance Authority Single Family Mortgage RB Series 2003B-3 AMT DN (JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.68%(b)	08/07/07	45,300	45,300,000
El Paso County Single Family Mortgage RB Series 2007C-44 AMT DN (Bank of New York LOC) (VMIG-1)
3.73%(b)(c)	08/07/07	5,375	5,375,000

			50,675,000

Connecticut—1.3%
Connecticut HFA RB (Housing Mortgage Finance Project) Series 2006A-2 AMT DN (AMBAC Insurance, DEPFA Bank Plc SBPA) (A-1+, VMIG-1)
3.60%(b)	08/07/07	14,405	14,405,000
Connecticut Special Tax Obligation RB (Second Lien-Transportation Project) Series 1990 DN (FSA Insurance, Bank of America N.A. LOC) (A-1+, VMIG-1)
3.61%(b)	08/07/07	5,600	5,600,000

			20,005,000

Florida—3.2%
Florida Department of Transportation Turnpike RB Eclipse Funding Trust Series 2007 DN (MBIA Insurance, U.S. Bank N.A. LOC) (A-1+)
3.66%(b)(c)	08/07/07	15,015	15,015,000
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
4.73%(b)	08/07/07	7,000	7,000,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Florida (Continued)
Highlands County Health Facilities Authority RB (Adventist Health System Project) Series 2003C DN (A-1, VMIG-1)
3.64%(b)	08/07/07	$4,000	$4,000,000
Jacksonville Economic Development Commission IDRB (Glasfloss Industries, Inc. Project) Series 2002 AMT DN (Huntington National Bank LOC)
3.90%(b)	08/07/07	1,855	1,855,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT DN (Branch Banking & Trust Co. LOC)
3.75%(b)	08/02/07	1,930	1,930,000
Jacksonville Health Facilities Authority Hospital RB (Charity Obligation Group Project) Series 1997C DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+, VMIG-1)
3.66%(b)	08/01/07	500	500,000
Jacksonville Port Authority RB (Mitsu O S K Lines Ltd.) Series 2007 AMT DN (Sumitomo Mitsui Banking LOC) (A-1, VMIG-1)
3.70%(b)	08/07/07	10,000	10,000,000
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC)
3.76%(b)	08/07/07	2,125	2,125,000
Miami Dade County Expressway Toll RB Series 2006-1004 DN (AMBAC Insurance, Bank of New York SBPA) (A-1+)
3.66%(b)(c)	08/07/07	3,400	3,400,000
Pinellas County IDRB Series 2004 DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.78%(b)	08/07/07	2,150	2,150,000

			47,975,000

Georgia—2.2%
Burke County Series 6B-3 TECP (A-1+, VMIG-1)
3.65%	09/10/07	12,500	12,500,000
Clayton County Housing Authority Multi-Family Housing RB (Providence Place Apartments Project) Series 2006 AMT DN (AmSouth Bank of Alabama LOC) (VMIG-1)
3.69%(b)	08/07/07	300	300,000
Fulton County Development Authority RB (Piedmont Healthcare, Inc. Project) Series 2005 DN (SunTrust Bank LOC) (A-1+, VMIG-1)
3.63%(b)	08/07/07	8,000	8,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC)
3.71%(b)	08/07/07	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B DN (Wachovia Bank N.A. LOC)
3.71%(b)	08/07/07	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.71%(b)	08/07/07	1,000	1,000,000
Macon-Bibb County IDRB (Battle Lumber Co., Inc. Project) Series 2007 DN (U.S. Bank N.A. LOC) (VMIG-1)
3.71%(b)	08/07/07	5,500	5,500,000
Whitefield County Educational Development Authority RB (Aladdin Solid Waste Disposal Project) Series 1999 AMT DN (Wachovia Bank N.A. LOC)
3.71%(b)	08/07/07	3,100	3,100,000

			32,400,000

Illinois—6.5%
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
3.74%(b)	08/07/07	3,060	3,060,000
Chicago Multi-Family Housing RB Munitops Trust Certificates Series 2006 AMT DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
3.72%(b)(c)	08/07/07	7,015	7,015,000
Chicago Single Family Mortgage RB MERLOTS Trust Receipts Series 2007C-46 DN (Bank of New York LOC) (VMIG-1)
3.73%(b)(c)	08/07/07	5,370	5,370,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 DN (LaSalle Bank N.A. LOC) (A-1+)
3.81%(b)	08/07/07	1,565	1,565,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
3.79%(b)	08/07/07	2,030	2,030,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT DN (LaSalle Bank N.A. LOC) (A-1)
3.72%(b)	08/07/07	2,240	2,240,000
Illinois Development Finance Authority IDRB (Harbortown Industries Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC)
3.74%(b)	08/07/07	2,000	2,000,000
Illinois Development Finance Authority IDRB (Mason Corp. Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC)
3.74%(b)	08/07/07	4,155	4,155,000
Illinois Educational Facilities Authority RB (University of Chicago Project) Series 1B-3 TECP
3.66%	05/06/08	7,000	7,000,000
Illinois Finance Authority RB (Alternative Behavior Treatment Project) Series 2005 DN (JPMorgan Chase & Co. LOC)
3.73%(b)	08/07/07	3,050	3,050,000
Illinois GO Series 2003B-04 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.68%(b)(c)	08/07/07	16,870	16,870,000
Illinois Health Facilities Authority RB (Revolving Fund Pooled Financing Project) Series 1985D DN (Bank One N.A. LOC) (A-1+, VMIG-1)
3.65%(b)	08/07/07	27,700	27,700,000
Morgan Keegan Municipal Products, Inc. RB Municipal Trust Receipts Floaters Series 2007B AMT DN (Banque Nationale de Paribas LOC) (A-1+)
3.71%(b)(c)	08/07/07	2,500	2,500,000
Southern Illinois University Housing and Auxiliary Facilities System RB Eclipse Funding Trust Series 2006 DN (MBIA Insurance, U.S. Bank N.A. LOC)
3.66%(b)(c)	08/07/07	11,515	11,515,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Illinois (Continued)
Springfield Community Improvement RB Series 2000 AMT DN (National City Bank N.A. LOC)
3.84%(b)	08/07/07	$160	$160,000
Upper River Valley IDRB (Advanced Drainage System Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.74%(b)	08/07/07	1,400	1,400,000

			97,630,000

Indiana—4.2%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT DN (U.S. Bank N.A. LOC) (A-1+)
3.78%(b)	08/07/07	1,870	1,870,000
Elkhart County Industrial Economic Development RB (Four Seasons Manufacturing, Inc. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
3.79%(b)	08/07/07	905	905,000
Fort Wayne Economic Development Authority RB (Advanced Machine & Tool Project) Series 2001 AMT DN (National City Bank N.A. LOC)
3.79%(b)	08/07/07	1,420	1,420,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank Guaranty)
3.75%(b)	08/07/07	2,250	2,250,000
Indiana Bond Bank RB (Advanced Funding Program) Series 2007A RAN (Bank of New York LOC)
4.25%	01/31/08	3,800	3,811,042
Indiana Bond Bank RB (Mid-Year Funding Program) Series 2007A RAN (Bank of New York LOC) (SP-1+)
4.50%	05/20/08	4,500	4,526,130
Indiana Economic Development Finance Authority IDRB (Republic Services, Inc. Project) Series 2005 AMT DN (VMIG-2)
3.98%(b)	08/01/07	5,300	5,300,000
Indiana Economic Development Finance Authority RB (IVC Industrial Coatings, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.68%(b)	08/07/07	4,500	4,500,000
Indiana Economic Development Finance Authority RB (Saroyan Hardwoods, Inc. Project) Series 1994 AMT DN (Fifth Third Bank N.A. LOC)
4.10%(b)	08/07/07	500	500,000
Indiana Finance Authority Environmental RB (Mittal Steel USA Project) Series 2006 AMT DN (National City Bank N.A. LOC) (A-1+, VMIG-1)
3.68%(b)	08/07/07	5,200	5,200,000
Indiana Housing & Community Development Authority Single Family Mortgage RB Series 2006A-2 AMT DN (DEPFA Bank Plc SBPA) (VMIG-1)
3.64%(b)	08/07/07	20,000	20,000,000
Indiana Housing & Community Development Authority Single Family Mortgage RB Series 2006E-2 AMT RAN (Rabobank Guaranty) (MIG-1, F-1+)
3.62%	12/20/07	3,210	3,210,000
Jeffersonville Economic Development Authority RB (Scansteel Project) Series 1998 AMT DN (National City Bank N.A. LOC, JPMorgan Chase & Co. SBPA)
3.84%(b)	08/07/07	840	840,000
Kendallville Economic Developmental Authority RB (Parts Finishing Group Project) Series 2006 AMT DN (Huntington National Bank LOC)
3.90%(b)	08/07/07	2,725	2,725,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT DN (Bank One N.A. LOC)
3.80%(b)	08/07/07	1,500	1,500,000
Scottsburg Economic Development Authority RB (American Plastic Corp. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
3.84%(b)	08/07/07	800	800,000
St. Joseph County Industrial Economic Development RB (Midcorr Land Development LLC Project) Series 2002 DN (National City Bank N.A. LOC)
3.74%(b)	08/07/07	3,100	3,100,000

			62,457,172

Iowa—0.3%
Clear Lake Development RB (Joe Corbis Pizza Project) Series 2006 AMT DN (M&T Bank Corp. LOC)
3.76%(b)	08/07/07	3,535	3,535,000
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (Firstar Bank N.A. LOC)
3.95%(b)	08/07/07	1,000	1,000,000

			4,535,000

Kansas—0.1%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT DN (Federal Home Loan Bank LOC, Arvest Bank LOC)
3.71%(b)	08/07/07	2,250	2,250,000

Kentucky—2.2%
City of Wilder Industrial Building RB (Saratoga Investments LP Project) Series 1998 AMT DN (Fifth Third Bank N.A. LOC)
3.81%(b)	08/07/07	785	785,000
Clark County PCRB (Eastern Kentucky Power National Rural Co-op Utilities Project) Series 1984J-2 DN (A-1, VMIG-1)
3.70%(b)	10/15/07	10,605	10,605,000
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (U.S. Bank N.A. LOC)
3.86%(b)	08/07/07	1,290	1,290,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT DN (U.S. Bank N.A. LOC)
3.81%(b)	08/07/07	1,110	1,110,000
Henderson Industrial Building RB (Shamrock Technologies Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.78%(b)	08/07/07	111	111,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT DN (Bank One N.A. LOC)
3.95%(b)	08/07/07	3,320	3,320,000
Kentucky Economic Development Finance Authority Solid Waste Disposal RB (Republic Services, Inc. Project) Series 2005 AMT DN
3.89%(b)	08/07/07	7,400	7,400,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Kentucky (Continued)
Pulaski County Solid Waste Disposal RB (National Rural Utilities for East Kentucky Power Project) Series 1993B AMT DN (National Rural Utilities Guaranty) (VMIG-1)
3.73%(b)	08/15/07	$8,800	$8,800,000

			33,421,000

Louisiana—1.5%
Donaldsonville IDRB (John Folse & Co., Inc. Project) Series 2003 DN (AmSouth Bank LOC)
3.71%(b)	08/07/07	2,150	2,150,000
East Baton Rouge RB Morgan Keegan Municipal Products, Inc. Trust Receipts Series 2007A AMT DN (Transamerica Life Insurance Co. Guaranty, Lloyds TSB Band Plc SBPA) (A-1+)
3.71%(b)(c)	08/07/07	3,000	3,000,000
Lafayette Educational Development Authority RB (Holt County Project) Series 1990 DN (Regions Bank LOC)
3.86%(b)	08/07/07	2,650	2,650,000
Louisiana Housing Finance Agency RB (Housing Restoration Project) Series 2002A AMT DN (Regions Bank LOC)
3.74%(b)	08/07/07	2,050	2,050,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A DN (A-1+)
3.74%(b)	08/07/07	6,000	6,000,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 DN (Bank One N.A. LOC)
3.86%(b)	08/07/07	1,140	1,140,000
New Orleans Finance Authority RB Morgan Keegan Municipal Products, Inc. Municipal Trust Receipts Floaters Series 2006G AMT DN (Lloyds TSB Bank Plc LOC) (A-1+)
3.71%(b)(c)	08/07/07	2,500	2,500,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank LOC)
3.71%(b)	08/07/07	2,530	2,530,000

			22,020,000

Maine—0.4%
Maine Finance Authority RB (Brunswick Publishing Project) Series 2005 AMT DN (SunTrust Bank LOC)
3.71%(b)	08/07/07	1,800	1,800,000
Maine Housing Authority Mortgage Purchase RB Series 2006H AMT DN (A-1+, VMIG-1)
3.62%(b)	12/17/07	4,000	4,000,000

			5,800,000

Maryland—2.1%
Maryland Community Development Administration RB Municipal Securities Trust Certificates Series 2007-7057 AMT DN (Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.69%(b)(c)	08/07/07	4,650	4,650,000
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT DN (M&T Bank Corp. LOC) (A-1)
3.71%(b)	08/07/07	5,650	5,650,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC) (A-1)
3.71%(b)	08/07/07	5,490	5,490,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1)
3.76%(b)	08/01/07	870	870,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC) (A-1)
3.71%(b)	08/07/07	2,355	2,355,000
Maryland Economic Development Corp. RB (Pharmaceutics International Project) Series 2001A AMT DN (M&T Bank Corp. LOC) (A-1)
3.76%(b)	08/07/07	4,960	4,960,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.76%(b)	08/07/07	2,200	2,200,000
Maryland Health & Higher Educational Facilities Authority RB (Pickersgill Project) Series 2005A DN (Branch Banking & Trust Co. SBPA)
3.64%(b)	08/07/07	4,975	4,975,000

			31,150,000

Massachusetts—0.3%
Melrose GO Series 2006 BAN (SP-1+, MIG-1)
4.35%	08/09/07	5,165	5,165,775

Michigan — 7.0%
Detroit Economic Development Authority RB MERLOTS Trust Receipts Series 2001A-90 AMT DN (AMBAC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.76%(b)(c)	08/07/07	2,500	2,500,000
Detroit GO Series 2007 TAN (Scotiabank LOC) (SP-1+)
4.50%	03/01/08	3,000	3,013,453
Detroit Sewer & Disposal Authority RB Series 2001E MB (FGIC Insurance) (A-1+, MIG-1)
3.74%	07/10/08	4,000	4,000,000
Lakeview Community Schools RB (Aid Anticipatory Notes) Series 2006 MB
4.25%	08/20/07	2,070	2,070,424
Michigan Building Authority RB Eagle Trust Receipts Series 2006-0142-A DN (FGIC Insurance, Citibank N.A. LOC) (A-1+)
3.68%(b)(c)	08/07/07	26,300	26,300,000
Michigan Strategic Fund Ltd. Obligation RB (America Group LLC Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.95%(b)	08/07/07	3,200	3,200,000
Michigan Strategic Fund Ltd. Obligation RB (Bayloff Properties Project) Series 1998 AMT DN (National City Bank N.A. LOC)
3.84%(b)	08/07/07	1,000	1,000,000
Michigan Strategic Fund Ltd. Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.79%(b)	08/07/07	1,730	1,730,000
Michigan Strategic Fund Ltd. Obligation RB (Dow Chemical Project) Series 2003B-1 DN (A-2, P-2)
3.84%(b)	08/07/07	450	450,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Michigan (Continued)
Michigan Strategic Fund Ltd. Obligation RB (G&B Tech LLC Project) Series 2005 AMT DN (Huntington National Bank LOC)
3.90%(b)	08/07/07	$1,570	$1,570,000
Michigan Strategic Fund Ltd. Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank N.A. LOC)
3.79%(b)	08/07/07	3,200	3,200,000
Michigan Strategic Fund Ltd. Obligation RB (John A Van Bosch Co. Project) Series 2006 AMT DN (Huntington National Bank LOC)
3.90%(b)	08/07/07	2,000	2,000,000
Michigan Strategic Fund Ltd. Obligation RB (K&K Management Co. Project) Series 2000 AMT DN (Huntington National Bank LOC)
3.91%(b)	08/07/07	1,000	1,000,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.95%(b)	08/07/07	2,720	2,720,000
Michigan Strategic Fund Ltd. Obligation RB (Midwest Glass Fabricators, Inc. Project) Series 2001 DN (Huntington National Bank LOC)
3.90%(b)	08/07/07	2,075	2,075,000
Michigan Strategic Fund Ltd. Obligation RB (PFG Enterprises, Inc. Project) Series 2001 AMT DN (Huntington National Bank LOC)
3.91%(b)	08/07/07	200	200,000
Michigan Strategic Fund Ltd. Obligation RB (Saginaw Production Corp. Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.79%(b)	08/07/07	2,180	2,180,000
Michigan Strategic Fund Ltd. Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank N.A. LOC)
3.79%(b)	08/07/07	2,100	2,100,000
Oakland County Economic Development Corp. RB (Academy of Sacred Heart Project) Series 2002 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.70%(b)	08/02/07	7,490	7,490,000
Oakland County Economic Development Corp. RB (Exhibit Enterprises, Inc. Project) Series 2004 AMT DN (Comerica Bank N.A. LOC)
3.79%(b)	08/07/07	6,550	6,550,000
Oakland County Economic Development Corp. RB (Glass & Mirror Craft Industries, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.74%(b)	08/07/07	4,000	4,000,000
Wayne County Airport Authority RB Municipal Securities Trust Certificates Series 2007-3071 AMT DN (FGIC Insurance, Bear Stearns Capital Markets SBPA) (VMIG-1)
3.69%(b)(c)	08/07/07	10,825	10,825,000
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.66%(b)(c)	08/07/07	4,215	4,215,000
Zeeland Hospital Finance Authority RB (Zeeland Community Hospital Project) Series 2004 DN (Huntington National Bank LOC) (A-1)
3.79%(b)	08/07/07	10,600	10,600,000

			104,988,877

Minnesota—1.1%
Becker GO (Various Certificates) Series 2004 AMT DN (Bank of New York LOC) (A-1+, VMIG-1)
3.71%(b)(c)	08/07/07	9,995	9,995,000
Becker IDRB (Plymouth Foam Project) Series 2004 DN (Associated Bank N.A. LOC)
3.74%(b)	08/07/07	1,770	1,770,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Series 2007-2G DN (FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.66%(b)(c)	08/07/07	5,010	5,010,000

			16,775,000

Missouri—0.9%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT DN (Commerce Bank N.A. LOC)
3.81%(b)	08/07/07	1,125	1,125,000
Palmyra IDA Solidwaste Disposal RB (BASF Corp. Project) Series 2002 AMT DN (BASF Aktiengesellsch Liquidity Facility) (A-1+)
3.74%(b)	08/07/07	4,000	4,000,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A DN (Bank of America N.A. LOC)
3.76%(b)	08/07/07	1,720	1,720,000
St. Charles County IDRB (Patriot Machine, Inc. Project) Series 2002 AMT DN (U.S. Bank N.A. LOC)
3.78%(b)	08/07/07	3,185	3,185,000
St. Louis IDRB Series 2005A AMT DN (Marshall & Ilsley Bank LOC) (A-1)
3.76%(b)	08/07/07	3,480	3,480,000

			13,510,000

Montana—0.1%
Montana Housing Board RB MERLOTS Trust Receipts Series 2002A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.73%(b)(c)	08/07/07	1,205	1,205,000

Multi-State—2.8%
Clipper Tax-Exempt Certificates Trust RB (Certified Partner Multi-State Project) Series 2005-31 DN (AMBAC Insurance, FSA Insurance, State Street Bank & Trust Co. SBPA) (VMIG-1)
3.73%(b)(c)	08/07/07	11,560	11,560,000
Federal Home Loan Mortgage Corp. Variable Rate Demand Certificates (Multi-Family Housing Project) Series 2005A-M005 AMT DN (Federal Home Loan Mortgage Corp. Guaranty) (AAA)
3.71%(b)	08/02/07	22,605	22,604,707
Morgan Keegan Municipal Products, Inc. RB Municipal Trust Receipts Floaters Series 2005C AMT DN (Banque Nationale de Paribas Liquidity Facility) (A-1+)
3.71%(b)(c)	08/07/07	3,140	3,140,000
UBS Municipal Certificates GO Series 2007 DN (Multiple Insurers, Bank Nationale de Paribas Liquidity Facility) (A-1+)
3.71%(b)(c)	08/07/07	4,545	4,545,000

			41,849,707

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Nebraska—1.3%
Nebraska Educational Finance Authority RB (Creighton University Project) Series 2005C DN (FGIC Insurance, JPMorgan Chase & Co. SBPA) (VMIG-1, AAA)
3.69%(b)	08/01/07	$20,200	$20,200,000

Nevada—0.3%
Clark County Airport RB Munitops Trust Certificates Series 2005-56 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (AAA, F-1+)
3.78%(b)(c)	08/16/07	4,000	4,000,000

New Hampshire—0.2%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT DN (KeyBank N.A. LOC) (VMIG-1)
3.76%(b)	08/07/07	890	890,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT DN (M&T Bank Corp. LOC) (A-1)
3.71%(b)	08/07/07	1,645	1,645,000

			2,535,000

New Jersey—1.1%
Hudson County Improvement Authority RB (Essential Purpose Pooled Government Project) Series 1986 DN (Bank of New York LOC) (A-1+)
3.56%(b)	08/07/07	7,095	7,095,000
New Jersey Economic Development Authority RB Series 2004 ROC-RR-II-R-309 DN (Assured Guaranty Ltd. Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.67%(b)(c)	08/07/07	3,330	3,330,000
New Jersey Turnpike Authority RB Series 2003C-1 DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.55%(b)	08/07/07	4,100	4,100,000
New Jersey Turnpike Authority RB Series 2006 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.55%(b)	08/07/07	2,100	2,100,000

			16,625,000

New Mexico—0.2%
New Mexico Mortgage Finance Authority RB Series 2007-56TP AMT DN (The Goldman Sachs Group, Inc. Liquidity Facility) (A-1)
3.70%(b)(c)	08/07/07	3,300	3,300,000

New York—2.8%
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Citizens Financial Group LOC) (A-1+)
3.60%(b)	08/07/07	6,000	6,000,000
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC, KBC Bank N.V. LOC) (A-1+)
3.58%(b)	08/07/07	3,650	3,650,000
Lewis County IDRB (Climax Manufacturing Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1, VMIG-1)
3.73%(b)	08/07/07	1,230	1,230,000
New York City IDA Special Facilities RB (Air Express International Corp. Project) Series 1997 AMT DN (Citibank N.A. LOC) (A-1+)
3.68%(b)	08/07/07	5,000	5,000,000
New York Energy Research & Development Authority Facilities RB (Consolidated Edison Co. of New York Project) Series 2004C-3 AMT DN (Citibank N.A. LOC) (A-1+, VMIG-1)
3.64%(b)	08/07/07	23,500	23,500,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT DN (KeyBank N.A. LOC)
3.76%(b)	08/07/07	1,140	1,140,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT DN (M&T Bank Corp. LOC) (A-1+)
3.73%(b)	08/07/07	1,595	1,595,000

			42,115,000

North Carolina—5.0%
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B DN (Bank of America N.A. SBPA) (A-1+, VMIG-1)
3.66%(b)	08/01/07	4,300	4,300,000
Cleveland County Industrial Facilities & Pollution Control Financing Authority RB (Chris Craft Corp. Project) Series 2007 AMT DN (Regions Bank LOC) (A-1)
3.68%(b)	08/07/07	4,905	4,905,000
Mecklenburg County COP Series 2007A DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1, VMIG-1)
3.66%(b)	08/01/07	13,270	13,270,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT DN (Branch Banking & Trust Co. LOC) (Aa3, VMIG-1)
3.75%(b)	08/07/07	1,190	1,190,000
North Carolina Housing Finance Agency RB (Home Ownership Project) Series 2005-22-C AMT MB (A-1+, MIG-1)
3.65%	10/01/07	7,500	7,500,000
North Carolina Housing Finance Agency RB MERLOTS Trust Receipts Series 2006B-12 DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.73%(b)(c)	08/07/07	9,000	9,000,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.70%(b)(c)	08/07/07	2,075	2,075,000
North Carolina Medical Care Commission Health Care Facilities RB (First Mortgage-Carol Woods Project) Series 2001 DN (Radian Insurance, Branch Banking & Trust Co. SBPA) (A-1+)
3.68%(b)	08/01/07	25,350	25,350,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.75%(b)	08/07/07	$1,260	$1,260,000
North Carolina Port Authority RB Series 2006A-2 AMT DN (Bank of America N.A. LOC) (VMIG-1)
3.68%(b)	08/07/07	1,100	1,100,000
Rutherford County Industrial Facilities PCRB (Thieman Metal Technology Project) Series 1998 AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.75%(b)	08/07/07	1,800	1,800,000
Sampson County Industrial Facilities PCRB (Dubose Strapping, Inc. Project) Series 2003 AMT DN (Wachovia Bank N.A. LOC)
3.78%(b)	08/07/07	2,240	2,240,000
Wake County HFA RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
3.73%(b)	08/07/07	700	700,000

			74,690,000

North Dakota—0.6%
Mercer County Solid Waste Disposal RB (National Rural Utilities United Power Project) Series 1993U AMT DN (National Rural Utilities LOC) (A-1, P-1)
3.78%(b)	08/07/07	5,000	5,000,000
Mercer County Solid Waste Disposal RB (National Rural Utilities United Power Project) Series 1995A AMT MB (A-1)
3.73%	09/04/07	2,100	2,100,000
North Dakota Housing Finance Agency RB Series 2001A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.73%(b)(c)	08/07/07	1,285	1,285,000

			8,385,000

Ohio—9.3%
Akron Income Tax RB (Community Learning Centers Project) Munitops Trust Certificates Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.66%(b)(c)	08/07/07	2,000	2,000,000
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2006 BAN
3.80%	08/16/07	1,340	1,340,000
Butler County Economic Development RB (Great Miami Valley YMCA Project) Series 2000 DN (U.S. Bank N.A. LOC)
3.65%(b)	08/07/07	2,600	2,600,000
Cambridge City Hospital Facilities Authority RB (Regional Medical Center Project) Series 2001 DN (National City Bank N.A. LOC) (VMIG-1)
3.64%(b)	08/07/07	1,800	1,800,000
Cuyahoga County Health Care Facilities RB (Franciscan Communities Project) Series 2004E DN (LaSalle Bank N.A. LOC) (A-1)
3.61%(b)	08/07/07	2,100	2,100,000
Cuyahoga County RB (Great Lakes Brewing Co. Project) Series 2007 AMT DN (Huntington National Bank LOC)
3.90%(b)	08/07/07	1,000	1,000,000
Dayton-Montgomery County Port Authority RB (DHL 2007 Project) Series 2007C AMT DN (Deutsche Post AG Guaranty) (A-1, VMIG-1)
3.79%(b)	08/07/07	9,000	9,000,000
Delaware County Economic Development RB (The Columbus Zoological Park Assoc., Inc. Project) Series 2003 DN (Huntington National Bank LOC)
3.80%(b)	08/07/07	10	10,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC)
3.76%(b)	08/07/07	330	330,000
Dover GO (Municipal Electric Systems Improvements Project) Series 2007 BAN
4.25%	06/05/08	485	487,090
Franklin County Health Care Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC)
3.80%(b)	08/07/07	735	735,000
Franklin County Health Care Facilities RB (Ohio Presbyterian Improvement Project) Series 2006A DN (Huntington National Bank LOC) (A-1)
3.65%(b)	08/07/07	10,000	10,000,000
Greater Cleveland Regional Transportation Authority Notes Series 2007 RAN
4.05%	10/17/07	1,000	1,000,619
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (JPMorgan Chase & Co. LOC) (VMIG-1)
3.61%(b)	08/07/07	4,050	4,050,000
Hamilton County Hospital Facilities RB (Elizabeth Gamble Project) Series 2002A DN (Morgan Guaranty Trust LOC) (VMIG-1)
3.60%(b)	08/07/07	3,690	3,690,000
Harrison Township GO (Fire Department Project) Series 2006 BAN
3.85%	10/11/07	1,000	1,000,374
Licking County GO Series 2006 BAN
4.25%	11/28/07	480	480,981
Mahoning County IDRB (Serra Land Project) Series 1997 AMT DN (KeyBank N.A. LOC)
3.76%(b)	08/07/07	935	935,000
Mason GO (Downtown Improvements Project) Series 2007 BAN
4.50%	06/04/08	1,685	1,695,934
Mentor GO Series 2006-2 BAN
4.50%	09/14/07	2,499	2,500,968
Montgomery County RB (Catholic Health Project) Series 2006B-2 DN
3.63%(b)	08/07/07	29,300	29,300,000
Ohio Air Quality Development Authority RB (Poulton First Energy Project) Series 2006A AMT DN (Wachovia Bank N.A. LOC) (A-1+, VMIG-1)
3.66%(b)	08/07/07	10,000	10,000,000
Ohio GO (Common Schools Project) Series 2005A DN
3.60%(b)	08/07/07	1,100	1,100,000
Ohio GO (Common Schools Project) Series 2006C DN
3.61%(b)	08/07/07	3,545	3,545,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2005A-10 AMT DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.73%(b)(c)	08/07/07	$3,410	$3,410,000
Ohio Solid Waste RB (BP Exploration & Oil Project) Series 2000 AMT DN (A-1+, VMIG-1)
3.73%(b)	08/01/07	9,895	9,895,000
Ohio Solid Waste RB (BP Exploration & Oil Project) Series 2001 AMT DN (A-1+, VMIG-1)
3.73%(b)	08/01/07	3,000	3,000,000
Ohio Solid Waste RB (BP Products North America Inc. Project) Series 2002 AMT DN (A-1+, VMIG-1)
3.73%(b)	08/01/07	4,800	4,800,000
Ohio Solid Waste RB (Republic Services, Inc. Project) Series 2005 AMT DN (A-2)
3.89%(b)	08/07/07	8,000	8,000,000
Richland County GO (Correctional Facilities Project) Series 2007 BAN
3.75%	02/21/08	1,500	1,500,000
Stark County IDRB (Thakar Properties LLC Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.74%(b)	08/07/07	395	395,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC)
3.76%(b)	08/07/07	2,160	2,160,000
Toledo GO Munitops Trust Certificates Series 2004-18 DN (FGIC Insurance, State Aid Withholding Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.85%(b)(c)	12/14/07	9,995	9,995,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC)
3.76%(b)	08/07/07	400	400,000
University of Cincinnati RB Series 2004B DN (AMBAC Insurance, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.61%(b)	08/07/07	5,835	5,835,000

			140,090,966

Oklahoma—0.5%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT DN (Bank One N.A. LOC)
3.68%(b)	08/07/07	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC)
3.95%(b)	08/02/07	1,480	1,480,000
Oklahoma Development Finance Authority RB (ConocoPhillips Co. Project) Series 2002B DN (ConocoPhillips Co. Guaranty) (A-2, VMIG-2)
3.73%(b)	08/07/07	2,500	2,500,000

			6,830,000

Pennsylvania—4.5%
Erie County IDRB (Fountainhead Project) Series 2006 AMT DN (Huntington National Bank LOC)
3.90%(b)	08/07/07	2,210	2,210,000
Indiana County IDRB (Conemaugh Project) Series 1997A AMT DN (Bank One N.A. LOC) (VMIG-1)
3.68%(b)	08/07/07	1,800	1,800,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004A AMT DN (Sunoco, Inc. Guaranty) (A-2, P-2)
3.84%(b)	08/07/07	5,800	5,800,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004B AMT DN (Sunoco, Inc. Guaranty) (A-2)
3.82%(b)	08/07/07	8,500	8,500,000
Pennsylvania Higher Education Assistance Agency Student Loan RB Series 2006A AMT DN (AMBAC Insurance, Morgan Stanley Group SBPA) (A-1, VMIG-1)
3.67%(b)	08/07/07	25,000	25,000,000
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2003B DN (Allied Irish Bank Plc Liquidity Facility) (A-1, VMIG-1)
3.61%(b)	08/02/07	1,610	1,610,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB MERLOTS Trust Receipts Series 2006B-15 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.73%(b)(c)	08/07/07	5,260	5,260,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1+, VMIG-1)
3.64%(b)	08/07/07	4,810	4,810,000
Philadelphia School District GO Series 2007A TRAN (Bank of America N.A. LOC) (SP-1+, MIG-1)
4.50%	06/27/08	5,925	5,965,432
Venango County GO (Scrubgrass Project) Series 90-B AMT TECP (Dexia Credit Local LOC) (A-1+, P-1)
3.78%	09/12/07	6,212	6,212,000

			67,167,432

South Carolina—1.6%
Greenwood County Exempt Facility IDRB (Fuji Photo Film Project) Series 2004 AMT DN (Fuji Film Corp. Guaranty) (A-1+)
3.77%(b)	08/07/07	12,200	12,200,000
Ridgeland RB (Ridgeland LLC Project) Series 2006A AMT DN (Columbus Bank & Trust LOC) (F-1)
3.71%(b)	08/07/07	2,325	2,325,000
South Carolina Housing Finance & Development RB (Arrington Place Apartment Project) Series 2001 AMT DN (SunTrust Bank LOC) (VMIG-1)
3.73%(b)	08/07/07	1,100	1,100,000
South Carolina Jobs Economic Development Authority RB (Finn Property LLC Project) Series 2006 AMT DN (SunTrust Bank LOC) (Aa2, VMIG-1)
3.73%(b)	08/07/07	2,950	2,950,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
South Carolina (Continued)
South Carolina Jobs Economic Development Authority RB (Holcim U.S., Inc. Project) Series 2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
3.79%(b)	08/07/07	$6,250	$6,250,000

			24,825,000

South Dakota—2.2%
South Dakota Health & Educational Facilities Authority RB (Rapid City Regional Hospital Project) Series 2003 DN (MBIA Insurance, U.S. Bank N.A. SBPA) (VMIG-1, AAA)
3.70%(b)	08/01/07	30,000	30,000,000
Spink County Solid Waste Disposal RB (United Feeders LLP) Series 2007 AMT DN (Wells Fargo Bank N.A. LOC)
3.70%(b)	08/07/07	3,800	3,800,000

			33,800,000

Tennessee—1.5%
Chattanooga IDRB (T.B. Woods Inc. Project) Series 1997 AMT DN (M&T Bank Corp. LOC)
3.74%(b)	08/07/07	2,290	2,290,000
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
3.69%(b)	08/07/07	1,200	1,200,000
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.79%(b)	08/07/07	2,385	2,385,000
Jackson Health Educational & Housing Facility Board Multi-Family Housing RB (East Pointe LLC Project) Series 2006 AMT DN (Transamerica Occidental Life Insurance) (A-1+)
3.96%(b)	08/07/07	5,100	5,100,000
Metropolitan Government of Nashville & Davidson County IDRB (Family LLC Project) Series 2002 AMT DN (SunTrust Bank LOC) (F-1+)
3.73%(b)	08/07/07	2,900	2,900,000
Morristown IDRB (Petoskey Plastic Project) Series 1999 AMT DN (Comerica Bank N.A. LOC)
3.79%(b)	08/07/07	1,810	1,810,000
Tennessee Energy Acquisition Corp. Gas RB MERLOTS Trust Receipts Series 2007C-07 DN (Bank of New York SBPA) (A-1+)
3.69%(b)(c)	08/07/07	6,490	6,490,000

			22,175,000

Texas—5.3%
El Paso Texas Multi-Family Housing Financing Corp. RB MERLOTS Trust Receipts Series 2006G-1 AMT DN (Wachovia Bank N.A. LOC)
3.73%(b)(c)	08/07/07	7,565	7,565,000
Gulf Coast Waste Disposal Authority RB (B.P. Amoco Co. Project) Series 1995 AMT DN (A-1+, VMIG-1)
3.74%(b)	08/01/07	30,800	30,800,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.73%(b)	08/15/07	5,010	5,010,000
Montgomery County IDRB (Sawyer Research Products, Inc. Project) Series 1995 AMT DN (KeyBank N.A. LOC)
3.79%(b)	08/07/07	751	751,000
Port Corpus Christi Nueces Solid Waste Disposal Authority RB (Flint Hills Resources Project) Series 2006 AMT DN (A-1, P-1)
3.93%(b)	08/07/07	3,500	3,500,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT DN (M&T Bank Corp. LOC)
3.76%(b)	08/07/07	3,000	3,000,000
South Plains Housing Corp. Single Family RB MERLOTS Trust Receipts Series 2002A-11 AMT DN (Government National Mortgage Assoc. Guaranty, Wachovia Bank N.A. SBPA) (VMIG-1)
3.73%(b)(c)	08/07/07	1,375	1,375,000
Texas GO Series 2006 TRAN (SP-1+, MIG-1)
4.50%	08/31/07	27,565	27,585,635

			79,586,635

Utah—1.0%
Intermountain Power Agency Power Supply RB Series 1985E MB (Morgan Stanley Group LOC) (AAA, Aaa)
3.64%	09/17/07	15,000	15,000,000

Vermont—0.6%
Vermont Educational & Health Buildings Financing Agency RB (Springfield Hospital Project) Series 2002A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.65%(b)	08/07/07	8,410	8,410,000

Virginia—2.4%
Botetourt County IDRB (Altec Industries Project) Series 2001 AMT DN (AmSouth Bank of Alabama LOC) (A-1)
3.75%(b)	08/07/07	2,600	2,600,000
Cabell Lifecare Facilities RB (Foster Foundation Project) Series 2003 DN (Huntington National Bank LOC)
3.80%(b)	08/07/07	4,270	4,270,000
Norfolk Redevelopment & Housing Authority Multi-Family Housing RB (Residential Rental Project) Series 2003 AMT DN (SunTrust Bank LOC)
3.78%(b)	08/07/07	1,938	1,938,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
3.81%(b)	08/07/07	1,400	1,400,000
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (SunTrust Bank LOC)
3.78%(b)	08/07/07	1,648	1,648,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.73%(b)(c)	08/07/07	5,325	5,325,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.73%(b)(c)	08/07/07	4,405	4,405,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006C-03 DN (Bank of New York SBPA) (A-1+)
3.73%(b)(c)	08/07/07	5,890	5,890,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Virginia (Continued)
Virginia Housing Development Authority RB Municipal Securities Trust Certificates Series 2006A AMT DN (Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.69%(b)(c)	08/07/07	$8,805	$8,805,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Branch Banking & Trust Co. LOC)
3.85%(b)	08/07/07	55	55,000
Winchester Authority Residential Care Facility IDRB (Westminster-Cantenbury Project) Series 2005B DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.65%(b)	08/07/07	240	240,000

			36,576,000

Washington—1.2%
King County Sewer RB Series 2006A DN (MBIA Insurance, Royal Bank of Canada Liquidity Facility) (A-1, VMIG-1)
3.60%(b)	08/07/07	2,900	2,900,000
Seattle Housing Authority RB (High Point Project Phase II) Series 2007 AMT DN (Key Bank N.A. LOC) (A-1)
3.69%(b)	08/07/07	4,500	4,500,000
Washington Economic Development Finance Authority RB (Delta Marine Industries) Series 2007A AMT DN (Key Bank N.A. LOC) (A-1+)
3.77%(b)	08/07/07	10,000	10,000,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC) (A-1+)
3.72%(b)	08/07/07	495	495,000

			17,895,000

Wisconsin—0.8%
Kohler Village Solid Waste Disposal RB (Kohler Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.68%(b)	08/07/07	4,000	4,000,000
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC)
3.95%(b)	08/07/07	420	420,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT DN (Bank One N.A. LOC)
3.95%(b)	08/07/07	1,960	1,960,000
Wisconsin GO Series 2007 MB
4.50%	06/16/08	3,300	3,321,150
Wisconsin Health & Educational Facilities RB (Pooled Loan Financing Program) Series 2002E DN (Associated Bank N.A. LOC) (VMIG-1)
3.81%(b)	08/07/07	1,890	1,890,000

			11,591,150

Wyoming—0.9%
Cheyenne IDRB (Grobet File Co., Inc. Project) Series 2001 AMT DN (National City Bank N.A. LOC)
3.74%(b)	08/07/07	2,050	2,050,000
Green River RB (Rhone-Poulenc LP Project) Series 1994 AMT DN (Commerce Bank N.A. LOC) (VMIG-1)
3.89%(b)	08/07/07	11,400	11,400,000

			13,450,000

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS—96.1% (Cost $1,441,749,714)			1,441,749,714

AFFILIATED INVESTMENTS—3.4%
District of Columbia—0.2%
District of Columbia Housing Finance Agency RB Series 2004 PT-2391 AMT DN (MBIA Insurance, Merrill Lynch & Co. SBPA) (F-1+)
3.72%(b)(c)(d)	08/02/07	2,395	2,395,000

Multi-State—1.8%
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurers, Societe Generale Group SBPA) (A-1+)
3.74%(b)(c)	08/07/07	2,930	2,930,000
MuniMae Tax-Exempt Board Subsidiary LLC RB P-Float Trust Receipts Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.72%(b)(c)(d)	08/07/07	22,560	22,560,000
Putable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA) (F-1+)
3.71%(b)(c)(d)	08/07/07	1,760	1,760,000

			27,250,000

Oregon—0.2%
Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (VMIG-1)
3.70%(b)(c)	08/07/07	2,500	2,500,000

Texas—1.0%
Austin Housing Financial Corp. RB P-Float Trust Receipts Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.72%(b)(c)(d)	08/07/07	14,610	14,610,000

Virginia—0.2%
Virginia Beach Development Authority Multi-Family Housing RB P-Float Trust Receipts Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.72%(b)(c)(d)	08/07/07	3,745	3,745,000

TOTAL AFFILIATED INVESTMENTS (Cost $50,500,000)			50,500,000

TOTAL INVESTMENTS IN SECURITIES—99.5% (Cost $1,492,249,714(a))			1,492,249,714
OTHER ASSETS IN EXCESS OF LIABILITIES—0.5%			7,726,168

NET ASSETS—100.0%			$1,499,975,882

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONCLUDED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are as of July 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July 31, 2007, the Fund held 19.8% of its net assets, with a current market value of $296,515,000, in securities restricted as to resale.
(d)	Security insured by an affiliate.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS—95.6%
California—90.5%
Alameda Corridor Transportation Authority RB Series 2007-15Z DN (AMBAC Insurance, MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AAA)
3.67%(b)(c)	08/01/07	$5,070	$5,070,000
Alameda County RB Municipal Securities Trust Certificates Series 2001-521 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (A-1+, VMIG-1)
3.63%(b)(c)	08/02/07	3,395	3,395,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1997F DN (Kredietbank N.V. LOC) (A-1+)
3.56%(c)	08/07/07	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M DN (Bank of Nova Scotia LOC) (A-1+)
3.56%(c)	08/07/07	1,800	1,800,000
Alhambra Unified School District GO (Land Aquisitions Notes Project) Series 2007 BAN
4.50%	06/30/08	2,925	2,944,032
Anaheim California Public Financing Authority RB Municipal Trust Receipts Floaters Series 2007-2011 DN (FGIC Insurance, Branch Banking & Trust Co. Liquidity Facility) (Aaa, VMIG-1)
3.63%(b)(c)	08/07/07	4,660	4,660,000
Antelope Valley East RB Series 2007-126 DN (FGIC Insurance, Bank of America N.A. Liquidity Facility) (A-1+, AAA)
3.62%(b)(c)	08/01/07	4,260	4,260,000
Arcadia United School District GO PUTTERS Series 2007-1716 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility) (Aaa, VMIG-1)
3.66%(b)(c)	08/01/07	1,000	1,000,000
California Department of Water Resource Power Supply RB PUTTERS Series 2004-459 DN (MBIA Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+, AAA)
3.63%(b)(c)	08/07/07	3,105	3,105,000
California Department of Water Resource Power Supply RB Series 2002 DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.54%(c)	08/07/07	43,080	43,080,000
California Department of Water Resource Power Supply RB Series 2002B-2 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.67%(c)	08/01/07	3,940	3,940,000
California Department of Water Resource Power Supply RB Series 2002B-5 DN (Bayersche Landesbank Girozentrale LOC, WestLB AG LOC) (A-1+, VMIG-1)
3.62%(c)	08/01/07	23,000	23,000,000
California Department of Water Resource Power Supply RB Series 2002C-4 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
3.54%(c)	08/07/07	45,600	45,600,000
California Department of Water Resource Power Supply RB Series 2005F-3 DN (Bank of New York LOC, CALSTRS LOC) (VMIG-1, F-1+)
3.59%(c)	08/01/07	2,400	2,400,000
California Department of Water Resource Power Supply RB Series 2005F-4 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.59%(c)	08/01/07	$13,480	13,480,000
California Department of Water Resource Power Supply RB Series 2005G-12 DN (FGIC Insurance, Landesbank Baden-Wuerttemberg Girozentrale LOC) (A-1, VMIG-1)
3.55%(c)	08/07/07	21,400	21,400,000
California Department of Water Resource Power Supply RB Series 2005G-14 DN (FGIC Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA, Bayerische Landesbank Girozentrale SBPA) (A-1, VMIG-1)
3.54%(c)	08/07/07	7,500	7,500,000
California Department of Water Resource Power Supply RB Series 2005G-2 DN (Lloyds TSB Bank Plc LOC) (A-1+, VMIG-1)
3.54%(c)	08/07/07	4,800	4,800,000
California Department of Water Resource RB (Central Valley Project) Series 2007-27G DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AA)
3.63%(b)(c)	08/01/07	18,600	18,600,000
California Economic Recovery GO Series 2004-933 DN (Morgan Stanley Group Liquidity Facility) (Aa3, VMIG-1)
3.63%(b)(c)	08/07/07	18,745	18,745,000
California Economic Recovery GO Series 2004L-27 DN (Lehman Liquidity Co. Liquidity Facility) (A-1+, VMIG-1)
3.64%(b)(c)	08/07/07	40,925	40,925,000
California Economic Recovery RB Series 2004C-16 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.53%(c)	08/07/07	3,500	3,500,000
California Economic Recovery RB Series 2004C-17 DN (XLCA Insurance, DEPFA Bank Plc SBPA) (A-1+, VMIG-1)
3.58%(c)	08/07/07	12,000	12,000,000
California Economic Recovery RB Series 2004C-20 DN (XLCA Insurance, Dexia Credit Local SBPA) (VMIG-1)
3.53%(c)	08/07/07	7,295	7,295,000
California Economic Recovery RB Series 2004C-21 DN (XLCA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.58%(c)	08/07/07	3,900	3,900,000
California Educational Facilities Authority RB (California Institute of Technology Project) Series 2006B DN (XLCA Insurance, Dexia Bank SBPA) (A-1+)
3.51%(c)	08/07/07	12,300	12,300,000
California Educational Facilities Authority RB (Pomona College Project) Series 2005B DN (A-1+, VMIG-1)
3.54%(c)	08/07/07	2,000	2,000,000
California GO (Kindergarten-University Project) Series 2002B-5 DN (State Street Bank & Trust Co. LOC) (A-1+, VMIG-1)
3.54%(c)	08/07/07	3,200	3,200,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (Continued)
California GO Eclipse Funding Trust Series 2005-0004 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility) (F-1+)
3.78%(b)(c)	08/07/07	$9,070	$9,070,000
California GO Eclipse Funding Trust Series 2006-0011 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.62%(b)(c)	08/07/07	22,995	22,995,000
California GO Municipal Securities Trust Certificates Series 2007-7066 (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.61%(b)(c)	08/07/07	8,000	8,000,000
California GO Municipal Trust Receipts Floaters Series 2006-K83-D DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1, Aaa)
3.61%(b)(c)	08/01/07	5,130	5,130,000
California GO Munitops Trust Certificates Series 2003 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA ) (VMIG-1, F-1+)
3.62%(b)(c)	08/07/07	7,500	7,500,000
California GO Munitops Trust Certificates Series 2005-26 DN (CIFG-TCRS, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.81%(b)(c)	08/14/07	10,000	10,000,000
California GO Munitops Trust Certificates Series 2007-60 DN (FGIC Insurance, ABN AMRO Bank N.V. SBPA)
3.63%(b)(c)	08/07/07	5,500	5,500,000
California GO PUTTERS Series 2006-1255 DN (AMBAC Insurance, PB Capital Corp. Liquidity Facility) (Aaa, VMIG-1)
3.63%(b)(c)	08/01/07	11,850	11,850,000
California GO PUTTERS Series 2007-1680 DN (AMBAC Insurance, JPMorgan Chase & Co. Liquidity Facility) (VMIG-1)
3.63%(b)(c)	08/07/07	1,720	1,720,000
California GO PUTTERS Series 2007-1695 DN (JPMorgan Chase & Co. Liquidity Facility) (A-1, P-1)
3.71%(b)(c)	08/07/07	23,150	23,150,000
California GO Series 2002 DN (XLCA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.63%(b)(c)	08/07/07	3,705	3,705,000
California GO Series 2003B-1 DN (Banque Nationale de Paribas LOC, Bank of New York LOC, CALSTERS LOC) (A-1+, VMIG-1)
3.53%(c)	08/07/07	10,500	10,500,000
California GO Series 2003B-3 DN (Banque Nationale de Paribas LOC, Bank of New York LOC, CALSTERS LOC) (A-1+, VMIG-1)
3.53%(c)	08/07/07	4,100	4,100,000
California GO Series 2007 ROC-RR-II-R-765CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (Aaa, VMIG-1)
3.62%(b)(c)	08/01/07	8,500	8,500,000
California GO Series 2007-1599 DN (MBIA Insurance, DEPFA Bank Plc Liquidity Facility) (A-1+, AAA)
3.63%(b)(c)	08/07/07	6,200	6,200,000
California Health Facilities Financing Authority RB (Kaiser Permanente Project) Series 2006C DN (A-1, F-1)
3.60%(c)	08/07/07	12,200	12,200,000
California Health Facilities Financing Authority RB Series 2002-591 DN (Morgan Stanley Group Liquidity Facility) (A-1+)
3.67%(b)(c)	08/07/07	3,500	3,500,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2002 DN (AMBAC Insurance, J.P. Morgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.59%(c)	08/07/07	2,500	2,500,000

California Infrastructure & Economic Development Bank RB (Bay Area Toll Bridges Project) Municipal Trust Receipts Floaters Series 2006K-61 DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)

3.61%(b)(c)	08/01/07	9,300	9,300,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 DN (Wells Fargo Bank N.A. LOC) (F-1+)
3.47%(c)	08/07/07	1,900	1,900,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996C DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.62%(c)	08/01/07	10,000	10,000,000
California Public Work Board RB (Certified Partner Multi-State Project) Clipper Tax-Exempt Certificates Trust Series 2007-17 DN (State Street Bank & Trust Co. LOC) (VMIG-1, Aa3)
3.64%(b)(c)	08/01/07	6,085	6,085,000
California RB Municipal Securities Trust Receipts Series 1997 SGA-58 DN (FGIC Insurance, Societe Generale SBPA) (SP-1+, VMIG-1)
3.60%(b)(c)	08/07/07	1,700	1,700,000
California School Cash Reserve Program GO Series 2007A TRAN (Citigroup Financial Products Liquidity Facility) (SP-1)
4.25%	07/01/08	10,900	10,960,589
California Statewide Communities Development Authority RB Series 2007-1763 DN (Morgan Stanley Group Liquidity Facility) (AMBAC Insurance) (F-1+, AAA)
3.63%(b)(c)	08/01/07	20,700	20,700,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.53%(c)	08/02/07	6,035	6,035,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2003D DN
3.58%(c)	08/07/07	18,900	18,900,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2004M DN (A-1, F-1)
3.60%(c)	08/07/07	22,000	22,000,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (Continued)
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2007 ROC-RR-II-R-763CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)
3.62%(b)(c)	08/01/07	$3,200	$3,200,000
California Statewide Communities Development Authority RB (Presbyterian Homes Project) Series 2006B DN (Bank of America N.A. LOC) (A-1+)
3.53%(c)	08/02/07	1,500	1,500,000
California Statewide Communities Development Authority RB Series 2004J DN (A-1, F-1)
3.60%(c)	08/07/07	15,500	15,500,000
California Statewide Communities Development Authority RB Series 2007-31G DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AA-)
3.63%(b)(c)	08/01/07	3,800	3,800,000
Chabot-Las Positas California Community College District GO Series 2006-87-Z DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.66%(b)(c)	08/02/07	1,010	1,010,000
Coast Community College District GO (Stars Certificates) Series 2006-165 DN (FSA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.63%(b)(c)	08/02/07	15,035	15,035,000
Coast Community College District GO Series 2006-45 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)(c)	08/02/07	16,910	16,910,000
Coast Community College District GO Series 2006Z-58 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1)
3.67%(b)(c)	08/02/07	5,005	5,005,000
Coronado Community Development Agency RB Series 2005 ROC-RR-II-R-451 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.62%(b)(c)	08/07/07	6,900	6,900,000
East Bay Municipal Utilities District Water System RB Series 2005B-1 DN (Dexia Credit Local SBPA, XLCA Insurance) (A-1+, VMIG-1)
3.53%(c)	08/07/07	18,700	18,700,000
East Bay Municipal Utility District RB Series 2007-0072 DN (AMBAC Insurance, Banco Bilbao Vizcaya Argentaria S.A. Liquidity Facility) (A-1+)
3.61%(b)(c)	08/07/07	1,880	1,880,000
El Camino Hospital Authority GO Municipal Securities Trust Certificates Series 2006A-3040 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.67%(b)(c)	08/02/07	3,625	3,625,000
Fontana Public Financing Authority for Tax Allocation RB PUTTERS Series 2005-707 DN (AMBAC Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+)
3.63%(b)(c)	08/07/07	1,980	1,980,000
Foothill Easton Transportation RB Municipal Trust Receipts Floaters Series 2006D DN (Lehman Liquidity Co. Liquidity Facility), Escrowed to Maturity (VMIG-1)
3.61%(b)(c)	08/01/07	11,975	11,975,000
Foothill-De Anza Community College GO Series 2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.66%(b)(c)	08/07/07	2,775	2,775,000
Glendale Hospital RB Series 2002-590 DN (MBIA Insurance, Morgan Stanley Group LOC) (A-1+)
3.67%(c)	08/07/07	6,690	6,690,000
Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2005-228-A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.67%(b)(c)	08/07/07	10,620	10,620,000
Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2006A-7021 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.66%(b)(c)	08/02/07	5,000	5,000,000

Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2007-3060 DN (Bear Stearns Capital Markets Liquidity Facility, Bear Stearns Co. Guaranty) (A-1, AA+)

3.67%(b)(c)	08/07/07	2,000	2,000,000

Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2007-7045 DN (Bear Stearns Capital Markets Guaranty, Bear Stearns Capital Markets Liquidity Facility) (A-1)

3.67%(b)(c)	08/07/07	11,900	11,900,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006-1421 DN (AMBAC Insurance, Morgan Stanley Group LOC) (A-1, AAA)
3.63%(b)(c)	08/01/07	4,540	4,540,000
Golden State Tobacco Settlement Securitization Corp. RB Series 2004 ROC-RR-II-R-285X DN (XLCA Insurance, Citibank N.A. Liquidity Facility) (AAA)
3.62%(b)(c)	08/02/07	4,995	4,995,000
Golden State Tobacco Settlement Securitization Corp. RB Series 2004 ROC-RR-II-R-287X DN (CITG-TCRS, Citibank N.A. Liquidity Facility) (A-1+)
3.62%(b)(c)	08/02/07	3,540	3,540,000
Golden State Tobacco Settlement Securitization Corp. RB TOCS Series 2006Z-4 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)(c)	08/07/07	119	119,000
Golden State Tobacco Settlement Securitization Corp. RB TOCS Series 2006Z-5 DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)(c)	08/07/07	11	11,000
Grossmont Unified High School District RB (Stars Certificates) Series 2006-163 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.63%(b)(c)	08/02/07	4,965	4,965,000
Grossmont Unified High School District RB (Stars Certificates) Series 2006-164 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.63%(b)(c)	08/02/07	1,525	1,525,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (Continued)
Grossmont-Cuyamaca Community College District GO Series 2005-1130 DN (FGIC Insurance, JPMorgan Chase & Co. Liquidity Facility) (VMIG-1)
3.63%(b)(c)	08/07/07	$8,900	$8,900,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 DN (State Street Bank & Trust Co. LOC) (VMIG-1)
3.58%(c)	08/07/07	1,485	1,485,000
Long Beach Health Facilities RB (Memorial Health Services Project) Series 1991 DN (Morgan Stanley Group LOC) (A-1+, VMIG-1)
3.54%(c)	08/07/07	5,500	5,500,000
Los Angeles Community College District GO Munitops Trust Certificates Series 2005A DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA) (AAA, F-1+)
3.62%(b)(c)	08/02/07	9,830	9,830,000
Los Angeles Department of Water & Power RB Eagle Trust Receipts Series 2006A DN (AMBAC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.62%(b)(c)	08/07/07	4,355	4,355,000
Los Angeles GO Municipal Securities Trust Certificates Series 2007-7064 (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.61%(b)(c)	08/07/07	5,000	5,000,000
Los Angeles GO Series 2007 TRAN (SP-1+, MIG-1)
4.25%	06/30/08	24,200	24,326,384
Los Angeles Unified School District GO Series 2007-1627 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility) (Aaa, VMIG-1)
3.63%(b)(c)	08/01/07	6,955	6,955,000
Los Angeles Unified School District GO Series 2007-9TP DN (AMBAC Insurance, DEPFA Bank Plc Liquidity Facility) (A-1+, AAA)
3.63%(b)(c)	08/01/07	1,000	1,000,000
Los Angeles Wastewater RB Municipal Trust Receipts Floaters Series 2006K-80 DN (MBIA Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.61%(b)(c)	08/01/07	12,000	12,000,000
Los Angeles Wastewater Systems RB Series 2002A DN (FGIC Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.62%(c)	08/07/07	5,000	5,000,000
Los Angeles Water & Power Systems RB Series 2002A-1 DN (National Australia Bank Ltd. SBPA, Lloyds TBS Bank Plc SBPA, Fortis Bank SBPA) (A-1+, VMIG-1)
3.52%(c)	08/02/07	10,200	10,200,000
Madera Financing Authority RB Series 2005A DN (Dexia Credit Local LOC) (A-1+)
3.65%(c)	08/01/07	12,230	12,230,000
Metropolitan Water District of Southern California Waterworks RB Series 2004A-1 DN (JPMorgan Chase & Co. Liquidity Facility) (A-1+, VMIG-1)
3.52%(c)	08/07/07	4,100	4,100,000

Modesto Irrigation District Financing Authority (Domestic Water Project) RB Municipal Securities Trust Certificates Series 2007-7060 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)

3.61%(b)(c)	08/07/07	11,000	11,000,000
Napa Valley Community College District RB Municipal Securities Trust Certificates Series 2005A-241 DN (MBIA Insurance, Bear Stearns Capital Markets LOC) (VMIG-1)
3.57%(b)(c)	08/02/07	235	235,000
Napa Valley School District GO Series 2007-1808 DN (FGIC Insurance, Morgan Stanley Group LOC) (A-1, AAA)
3.63%(b)(c)	08/01/07	5,230	5,230,000
Newport-Mesa Unified School District GO Municipal Securities Trust Certificates Series 2007A DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.67%(b)(c)	08/07/07	3,415	3,415,000
Northern California Gas Authority No. 1 RB Series 2007-1811 DN (Morgan Stanley Group LOC) (F-1+, AA-)
3.65%(b)(c)	08/07/07	11,300	11,300,000
Northern California Gas Authority No. 1 RB Series 2007-1812 DN (Morgan Stanley Group LOC) (F-1+, AA-)
3.65%(b)(c)	08/07/07	14,500	14,500,000
Norwalk-LA Mirada Unified School GO Municipal Securities Trust Certificates Series 2007-3053 DN (Bear Stearns Capital Markets Guaranty, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1, Aaa)
3.67%(b)(c)	08/01/07	1,365	1,365,000
Orange County Fire Authority GO Series 2007 TRAN
4.00%	06/30/08	5,800	5,820,915
Orange County Sanitation District COP Series 2000A DN (Dexia Public Finance SBPA) (A-1+, VMIG-1)
3.56%(c)	08/01/07	100	100,000
Peralta Community College District GO Series 2006X-1264 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.63%(b)(c)	08/07/07	7,745	7,745,000
Pleasanton COP (Assisted Living Facilities Financing Project) Series 2005 DN (Citibank N.A. LOC) (A-1+)
3.55%(c)	08/07/07	2,500	2,500,000
Poway Unified School District GO Series 2006-171 DN (FSA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.63%(b)(c)	08/02/07	2,960	2,960,000

Rancho Santiago Community College District Capital Appreciation Election 2002 GO Municipal Securities Trust Certificates Series 2006-3029 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)

3.67%(b)(c)	08/02/07	5,395	5,395,000
Sacramento City Financing Authority RB Series 2006Z-3 DN (FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.67%(b)(c)	08/07/07	4,224	4,224,000
Sacramento County GO Series 2007 TRAN (SP-1+, MIG-1)
4.00%	07/09/08	11,600	11,634,761
Sacramento Municipal Utility District RB Macon Trust Certificates Series 2002M DN (AMBAC Insurance, Kredietbank N.V. LOC) (A-1+)
3.62%(c)	08/07/07	3,975	3,975,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (Continued)
Sacramento Municipal Utility District RB MERLOTS Trust Receipts Series 2000A DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.66%(b)(c)	08/07/07	$1,100	$1,100,000
San Diego Unified School District RB Series 2004 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (AAA, A-1)
3.63%(b)(c)	08/07/07	5,175	5,175,000
San Francisco County Transportation Series B TECP (A-1+, P-1)
3.65%	10/11/07	6,250	6,250,000
San Joaquin Hills Transportation Corridor Agency Toll Road RB Series 2006-1524 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (Aaa, VMIG-1)
3.65%(b)(c)	08/02/07	1,700	1,700,000
San Jose Redevelopment Agency Tax Allocation RB PUTTERS Series 2006-1601 DN (MBIA Insurance, JPMorgan Chase & Co. Liquidity Facility) (AAA, F-1+)
3.63%(b)(c)	08/07/07	2,100	2,100,000
San Mateo County Community College District GO Series 2007-1594 DN (Morgan Stanley Group Liquidity Facility) (Aa1, VMIG-1)
3.63%(b)(c)	08/02/07	7,970	7,970,000
San Mateo County GO Series 2006 ROC-RR-II- R-647WFZ DN (MBIA Insurance, Wells Fargo Bank N.A. Liquidity Facility) (VMIG-1)
3.62%(b)(c)	08/02/07	1,000	1,000,000
Santa Clara County East Side Unified High School District GO MERLOTS Trust Receipts Series 2006B-28 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (A-1+)
3.66%(b)(c)	08/01/07	4,505	4,505,000
Santa Cruz County Board of Education GO Series 2007 TRAN (SP-1+)
4.25%	06/30/08	2,800	2,813,552
Sonoma County Junior College District GO Eclipse Funding Trust Series 2006-0014 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.73%(b)(c)	08/07/07	3,000	3,000,000
Sonoma County Junior College District GO Series 2006-1466 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (A-1)
3.63%(b)(c)	08/07/07	3,500	3,500,000
University of California RB Municipal Trust Receipts Floaters Series 2007-K-3 DN (FSA Insurance, Lehman Liquidity Co. Liquidity Facility) (Aaa, VMIG-1)
3.61%(b)(c)	08/01/07	21,440	21,440,000
University of California RB PUTTERS Series 2006-1231 DN (MBIA Insurance, PB Capital Corp. Liquidity Facility) (Aaa, VMIG-1)
3.63%(b)(c)	08/01/07	3,190	3,190,000
University of California RB Series 2006-1425 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility) (A-1)
3.63%(b)(c)	08/07/07	18,865	18,865,000
University of California RB Series 2007-117 DN (FSA Insurance, Bank of America N.A. Liquidity Facility) (A-1+, AAA)
3.62%(b)(c)	08/01/07	6,000	6,000,000
University of California RB Series 2007-119 DN (FSA Insurance, Bank of America N.A. Liquidity Facility) (Aaa, VMIG-1)
3.62%(b)(c)	08/01/07	6,040	6,040,000
Yosemite Community College District GO Eagle Trust Receipts Series 2005A DN (FGIC Insurance, Citibank N.A. Liquidity Facililty) (A-1+, AAA)
3.63%(b)(c)	08/07/07	5,840	5,840,000

			1,046,569,233

Puerto Rico—5.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority RB Series 2007R-1001CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Global Markets Holdings, Inc. Guaranty) (VMIG-1, Aa1)
3.67%(b)(c)	08/07/07	6,000	6,000,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 2002-1 DN (MBIA Insurance, Bank of New York SBPA) (A-1+)
3.62%(b)(c)	08/07/07	2,195	2,195,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 2007 SGB-69 DN (FSA Insurance, Societe General Group LOC) (A-1+)
3.80%(b)(c)	10/01/07	3,500	3,500,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 2007R-110048CE DN (Citibank N.A. LOC, Citibank N.A. Liquidity Facility) (VMIG-1, Aaa)
3.64%(b)(c)	08/07/07	2,250	2,250,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 2007R-11042CE DN (Citibank N.A. LOC, Citibank N.A. Liquidity Facility) (VMIG-1, Aaa)
3.64%(b)(c)	08/07/07	7,100	7,100,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Securities Certificates Series 2007-325 DN (Assured Guaranty Ltd. Insurance, Bank of America N.A. SBPA) (A-1+, AAA)
3.63%(b)(c)	08/07/07	5,360	5,360,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Securities Trust Certificates Series 2007-5032 DN (Assured Guaranty Ltd. Insurance, Branch Banking & Trust Co. Liquidity Facility) (Aa1, VMIG-1)

3.72%(b)(c)	08/01/07	3,380	3,380,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2007-36 DN (Multiple Insurers, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AAA)
3.66%(b)(c)	08/01/07	4,835	4,835,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2007-9 DN (Assured Guaranty Ltd. Insurance, Banque Nationale de Paribas SBPA) (A-1+)
3.63%(b)(c)	08/07/07	4,900	4,900,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONCLUDED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)

Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2007CE ROC-RR-II-R-789 DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility) (Aa1, VMIG-1)

3.64%(b)(c)	08/01/07	$9,200	$9,200,000
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 DN (AMBAC Insurance, Bank of New York SBPA) (MIG-1)
3.72%(b)(c)	09/20/07	2,985	2,985,000
Commonwealth of Puerto Rico Infrastructure Financing Authority RB Series 2007-21Z DN (AMBAC Insurance, FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.63%(b)(c)	08/01/07	7,415	7,415,000

			59,120,000

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS—95.6% (Cost $1,105,689,233)			1,105,689,233

AFFILIATED INVESTMENTS—4.0%
California—4.0%
Bay Area Toll Authority Toll Bridge RB Series 2006 MT-238 DN (DEPFA Bank Plc Liquidity Facility) (AA-, F-1+)
3.76%(b)(c)	08/01/07	15,000	15,000,000
California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1, AAA)
3.62%(b)(c)	08/07/07	9,700	9,700,000
Clovis County Unified School District GO P-Float Trust Receipts Series 2005 PZ-42 DN (FGIC Insurance, Merrill Lynch Capital Services SBPA) (AAA, F-1+)
3.68%(b)(c)(d)	08/07/07	450	450,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1+)
3.66%(b)(c)(d)	08/07/07	2,200	2,200,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1+)
3.66%(b)(c)(d)	08/07/07	2,740	2,740,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006D-195 DN (FGIC Insurance, Deutsche Bank Liquidity Facility) (A-1+, AAA)
3.66%(b)(c)	08/07/07	2,065	2,065,000
Pleasant Valley School District of Ventura County GO P-Float Trust Receipts Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA) (A-1+, AAA)
3.62%(b)(c)	08/07/07	5,850	5,850,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2005 PA-1288 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1)
3.67%(b)(c)(d)	08/07/07	2,000	2,000,000
West Covina Unified School District GO Series 2003-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (Aaa, VMIG-1)
3.62%(b)(c)	08/07/07	6,810	6,810,000

TOTAL AFFILIATED INVESTMENTS (Cost $46,815,000)			46,815,000

TOTAL INVESTMENTS IN SECURITIES—99.6% (Cost $1,152,504,233(a))			1,152,504,233
OTHER ASSETS IN EXCESS OF LIABILITIES—0.4%			4,353,672

NET ASSETS—100.0%			$1,156,857,905

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July 31, 2007, the Fund held 60.5% of its net assets, with a current market value of $700,444,000, in securities restricted as to resale.
(c)	Rates shown are as of July 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Security insured by an affiliate.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS—95.0%
New York—94.3%
Albany School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.25%	06/27/08	$2,301	$2,311,621
4.00%	07/18/08	2,700	2,706,985
Aurora GO (Water Systems Improvements Project) Series 2007 BAN
4.00%	10/25/07	2,600	2,600,793
Batavia School District GO Series 2006 BAN (State Aid Withholding Insurance)
4.25%	11/02/07	2,401	2,404,397
Canandaigua School District GO Series 2006 BAN (State Aid Withholding Insurance)
4.00%	10/18/07	1,700	1,701,577
Cayuga County Hospital Improvement Corp. COP Municipal Trust Receipts Floaters Series 2004-L1-D DN (Lehman Liquidity Co. Liquidity Facility) (A-1+)
3.65%(b)(c)	08/07/07	2,810	2,810,000
Clinton County IDRB (Champlain Valley Physicians Hosptial Medical Center Project) Series 2007A DN (Radian Insurance, KeyBank N.A. SBPA)
3.65%(c)	08/07/07	900	900,000
Columbia University Dormitory RB Municipal Trust Receipts Floaters Series 2006P-44U DN (Lehman Liquidity Co. Liquidity Facility) (A-1, VMIG-1)
3.62%(b)(c)	08/07/07	3,250	3,250,000
Corning School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	06/27/08	1,300	1,302,716
Corning School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	11/14/07	600	600,418
Eastchester Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/20/08	1,800	1,804,602
Elwood Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/27/08	2,000	2,006,040
Erie County Civic Facilities IDRB (Hauptman-Woodward Project) Series 2004 DN (KeyBank N.A. LOC)
3.69%(c)	08/07/07	2,300	2,300,000
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Citizens Financial Group LOC) (A-1+)
3.60%(c)	08/07/07	600	600,000
Fayetteville-Manlius Central School District GO Series 2006 BAN (State Aid Withholding Insurance)
4.00%	11/02/07	400	400,393
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (KeyBank N.A. LOC)
3.69%(c)	08/07/07	2,445	2,445,000
Freeport GO Series 2007A BAN
4.00%	05/09/08	300	300,622
Glens Falls School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	07/11/08	2,100	2,105,325
Greenport Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/30/08	900	901,976
Half Hollow Hills Central School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/30/08	300	300,792
Harborfields Central School District GO Series 2007 TAN
3.90%	06/27/08	3,000	3,006,450
Hauppauge Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%	06/27/08	4,000	4,008,720
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC, KBC Bank N.V. LOC) (A-1+)
3.58%(c)	08/07/07	5,995	5,995,000
Hempstead Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.25%	06/24/08	5,100	5,121,970
Hilton Central School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	06/19/08	800	802,040
Hudson Yards Infrastructure Corp. RB Eagle Series 2007A DN (FGIC Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1)
3.66%(b)(c)	08/07/07	2,600	2,600,000
Laurens Central School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	06/26/08	500	501,303
Liberty Development Corp. RB Municipal Trust Receipts Floaters Series 2006-1251 DN (Morgan Stanley Group SBPA) (VMIG-1)
3.65%(b)(c)	08/07/07	13,700	13,700,000
Long Island Power Authority Electrical System RB Series 1998A MB (FSA Insurance) (AAA)
5.12%	06/01/08	1,800	1,839,224
Long Island Power Authority RB Munitops Trust Certificates Series 2006-15 DN (XLCA Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.65%(b)(c)	08/07/07	7,500	7,500,000
Lyncourt United Free School District GO Series 2006 BAN (State Aid Withholding Insurance)
4.00%	11/21/07	2,050	2,052,428
Metropolitan Transportation Authority GO Series 2004A-1 DN (CIFG Insurance, DEPFA Bank Plc SBPA) (A-1+, VMIG-1)
3.56%(c)	08/07/07	3,680	3,680,000
Metropolitan Transportation Authority GO Series 2004A-3 DN (XLCA Insurance, DEPFA Bank Plc SBPA) (A-1+, VMIG-1)
3.56%(c)	08/07/07	7,120	7,120,000
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+)
3.55%(c)	08/07/07	4,000	4,000,000
Metropolitan Transportation Authority RB Series 2002D-1 DN (FSA Insurance, WestLB AG SBPA) (A-1+, VMIG-1)
3.56%(c)	08/07/07	4,900	4,900,000
Metropolitan Transportation Authority RB Series 2002D-2 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.56%(c)	08/07/07	100	100,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (Continued)
Metropolitan Transportation Authority RB Series 2002F DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.66%(b)(c)	08/07/07	$5,662	$5,661,500
Metropolitan Transportation Authority RB Series 2005 DN (Fortis Bank LOC) (VMIG-1)
3.59%(c)	08/07/07	7,650	7,650,000
Miller Place Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%	06/30/08	600	601,478
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A DN (JPMorgan Chase & Co. LOC) (VMIG-1)
3.59%(c)	08/07/07	2,295	2,295,000
Monroe County IDA Civic Facility RB (Sigal Center Project) Series 2004 DN (M&T Bank Corp. LOC) (VMIG-1)
3.70%(c)	08/07/07	1,600	1,600,000
Monroe County IDA Civic Facility RB (YMCA of Greater Rochester Project) Series 2004 DN (M&T Bank Corp. LOC) (A-1)
3.66%(c)	08/07/07	2,575	2,575,000
Mount Vernon School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	08/22/07	800	800,140
Nassau County IDA Civic Facility RB (North Shore Hebrew Academy Project) Series 2005 DN (Sovereign Bank LOC, Comerica Bank N.A. LOC) (VMIG-1)
3.65%(c)	08/07/07	2,500	2,500,000
New Rochelle School District GO Series 2007 BAN (State Aid Withholding Insurance) (MIG-1)
4.00%	04/25/08	600	601,481
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.78%(b)(c)	08/07/07	10,700	10,700,000
New York City GO Municipal Trust Receipts Floaters Series 2006-1454 DN (Morgan Stanley Group Liquidity Facility) (A-1)
3.67%(b)(c)	08/07/07	194	194,500
New York City GO Municipal Trust Receipts Floaters Series 2006-P36U-D DN (Lehman Liquidity Co. Liquidity Facility) (A-1)
3.65%(b)(c)	08/07/07	3,545	3,545,000
New York City GO PUTTERS Series 2006-1299 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+)
3.65%(b)(c)	08/07/07	5,355	5,355,000
New York City GO PUTTERS Series 2006-1318 DN (AMBAC Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+)
3.65%(b)(c)	08/07/07	1,995	1,995,000
New York City GO Series 1996J-2 DN (WestLB AG LOC) (A-1+, VMIG-1)
3.57%(c)	08/07/07	7,500	7,500,000
New York City GO Series 1996J-3 DN (JPMorgan Chase & Co. LOC) (A-1+, VMIG-1)
3.57%(c)	08/07/07	3,200	3,200,000
New York City GO Series 2002C-3 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.55%(c)	08/07/07	4,600	4,600,000
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.58%(c)	08/07/07	700	700,000
New York City GO Series 2006I-4 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.60%(c)	08/07/07	5,000	5,000,000
New York City GO Series 2006I-7 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.62%(c)	08/07/07	11,000	11,000,000
New York City GO Trust Receipts Series 2002-725X DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.65%(b)(c)	08/07/07	9,644	9,643,750
New York City IDA Civic Facilities RB (Abraham Joshua Heschel Project) Series 2002 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.64%(c)	08/07/07	1,900	1,900,000
New York City IDA Civic Facilities RB (French Institute Alliance Project) Series 2005 DN (M&T Bank Corp. LOC) (VMIG-1)
3.70%(c)	08/07/07	2,340	2,340,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.65%(c)	08/07/07	1,600	1,600,000
New York City IDA Civic Facilities RB (The Birch Wathen Lenox School Project) Series 2004 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.65%(c)	08/07/07	2,625	2,625,000
New York City IDRB Series 2006 ROC-RR-II-R-523CE DN (Citibank N.A. Liquidity Facility, Citibank N.A. Guaranty) (VMIG-1)
3.66%(b)(c)	08/07/07	2,200	2,200,000
New York City Municipal Finance Authority Water & Sewer System RB Municipal Trust Receipts Floaters Series 2006-1226 DN (Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.65%(b)(c)	08/07/07	8,700	8,700,000
New York City Municipal Finance Authority Water & Sewer System RB PUTTERS Series 2006-1263 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1)
3.65%(b)(c)	08/07/07	5,840	5,840,000
New York City Municipal Water Finance Authority RB PUTTERS Series 2005-988 DN (JPMorgan Chase & Co. Liquidity Facility) (A-1+)
3.65%(b)(c)	08/07/07	6,800	6,800,000
New York City Transitional Finance Authority Financing RB Eagle Trust Receipts Series 2000 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.67%(b)(c)	08/07/07	9,900	9,900,000
New York City Transitional Finance Authority Financing RB Eagle Trust Receipts Series 2001 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.67%(b)(c)	08/07/07	3,300	3,300,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1999B-3 DN (Bank One N.A. LOC, JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.58%(c)	08/07/07	3,200	3,200,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 2001A DN (JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.58%(c)	08/07/07	4,800	4,800,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 2002C-3 DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.58%(c)	08/07/07	6,400	6,400,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (Continued)
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3 DN (Bank of New York SBPA) (A-1+, VMIG-1)
3.57%(c)	08/07/07	$18,910	$18,910,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-1B DN (Societe Generale Liquidity Facility) (A-1+, VMIG-1)
3.58%(c)	08/07/07	1,500	1,500,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3 DN (Royal Bank of Canada SBPA) (A-1+, VMIG-1)
3.66%(c)	08/01/07	100	100,000
New York City Transitional Finance Authority RB Municipal Trust Receipts Floaters Series 2006-1401 DN (Morgan Stanley Group Liquidity Facility) (A-1)
3.65%(b)(c)	08/07/07	12,146	12,146,500
New York City Transitional Finance Authority RB Series 2001B DN (Landesbank Baden-Wuerttemberg Girozentrale SBPA) (A-1+, VMIG-1)
3.65%(c)	08/01/07	8,400	8,400,000
New York City Transitional Finance Authority RB Series 2001C DN (Landesbank Baden-Wurttemberg Girozentrale Liquidity Facility) (A-1+, VMIG-1)
3.57%(c)	08/07/07	15,300	15,300,000
New York City Transitional Finance Authority RB Series 2002-1D DN (Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1+, VMIG-1)
3.66%(c)	08/01/07	100	100,000
New York City Transitional Finance Authority RB Series 2002-2B DN (Dexia Credit Local Liquidity Facility) (A-1+, VMIG-1)
3.58%(c)	08/07/07	2,850	2,850,000
New York City Transitional Finance Authority RB Series 2003-2D DN (Lloyds TSB Bank Plc Liquidity Facility) (A-1+, VMIG-1)
3.57%(c)	08/07/07	1,900	1,900,000
New York City Water & Sewer RB Munitops Trust Certificates Series 2006-3 DN (XLCA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.65%(b)(c)	08/07/07	8,330	8,330,000
New York Dormitory Authority RB (Barnard College Project) Series 2007B DN (FGIC Insurance, DEPFA Bank Plc SBPA) (VMIG-1, VMIG-1)
3.60%(c)	08/07/07	1,800	1,800,000
New York Dormitory Authority RB (Glen Eddy, Inc. Project) Series 2000 DN (Sovereign Bank LOC) (A-1)
3.57%(c)	08/07/07	10,775	10,775,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2F DN (JPMorgan Chase & Co. SBPA) (A-1+)
3.57%(c)	08/07/07	7,765	7,765,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2G DN (Bank of Nova Scotia SBPA) (A-1)
3.56%(c)	08/07/07	7,100	7,100,000
New York Dormitory Authority RB MERLOTS Trust Receipts Series 2003 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.68%(b)(c)	08/07/07	7,150	7,150,000
New York Dormitory Authority RB PUTTERS Series 2007-1956 DN (JPMorgan Chase & Co. Liquidity Facility) (A-1+)
3.65%(b)(c)	08/07/07	10,000	10,000,000
New York Dormitory Authority RB Series 2001D DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.65%(b)(c)	08/07/07	1,900	1,900,000
New York Dormitory Authority RB Series 2005B DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.59%(c)	08/07/07	7,500	7,500,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Eagle Trust Receipts Series 2003A DN (Citibank N.A. Liquidity Facility) (A-1+)
3.67%(b)(c)	08/07/07	5,710	5,710,000
New York Environmental Facilities Corp. Clean Water & Drinking RB MERLOTS Trust Receipts Series 2004B DN (Wachovia Bank N.A. SBPA) (A-1)
3.68%(b)(c)	08/07/07	5,370	5,370,000
New York Environmental Facilities Corp. Clean Water & Drinking RB PUTTERS Series 2006-1372 DN (JPMorgan Chase & Co. Liquidity Facility) (A-1+)
3.65%(b)(c)	08/07/07	7,720	7,720,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2003 ROC-RR-II-R-2014 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.66%(b)(c)	08/07/07	2,630	2,630,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2003 ROC-RR-II-R-4001 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.66%(b)(c)	08/02/07	1,580	1,580,000
New York Housing Finance Agency RB (Tribeca Green Housing Project) Series 2003A DN (Landesbank Hessen-Thuringen Girozentrale LOC) (VMIG-1)
3.57%(c)	08/07/07	17,000	17,000,000
New York Housing Finance Agency RB Series 2003E DN (Banque Nationale de Paribas LOC) (A-1+, F1+)
3.56%(c)	08/07/07	10,800	10,800,000
New York Power Authority GO Series 1985 DN (Dexia Credit Local Liquidity Facility) (A-1+, VMIG-1)
3.65%(c)	08/07/07	2,400	2,399,762
New York Power Authority GO Series 1985 MB (Dexia Credit Local Liquidity Facility) (A-1+, MIG-1)
3.65%	09/04/07	5,100	5,100,000
New York Tollway Authority Second General Highway & Bridge Trust Fund RB PUTTERS Series 2006-1413 DN (AMBAC Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+)
3.65%(b)(c)	08/07/07	3,490	3,490,000
North Syracuse Central School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	06/19/08	220	220,485
Ogdensburg Enlarged City School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	06/27/08	700	701,336

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONTINUED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (Continued)
Oneida County IDRB (Preswick Glen Civic Facility Project) Series 2006 DN (Sovereign Bank LOC, Lloyds TSB Bank Plc LOC) (A-1+)
3.57%(c)	08/07/07	$15,000	$15,000,000
Onondaga County IDA Civic Facility RB (Crouse Health Hospital Project) Series 2003A DN (M&T Bank Corp. LOC) (VMIG-1)
3.66%(c)	08/07/07	3,000	3,000,000
Onondaga County IDA Civic Facility RB (YMCA Greater Syracuse Project) Series 2003A DN (Citizens Financial Group, Inc. LOC)
3.69%(c)	08/07/07	3,900	3,900,000
Ontario County Civic Facilities RB (Finger Lakes Project) Series 2006A DN (Citizens Financial Group, Inc. LOC) (VMIG-1)
3.59%(c)	08/07/07	4,000	4,000,000
Orange County GO Series 2007 BAN
3.90%	07/24/08	1,600	1,600,188
Orange County IDA Civic Facilities RB (Cornwall Hospital Project) Series 2006 DN (Keybank N.A. LOC) (VMIG-1)
3.64%(c)	08/07/07	4,000	4,000,000
Otsego County IDA RB (Templeton Foundation Project) Series 2007A DN (KeyBank N.A. LOC)
3.69%(c)	08/07/07	575	575,000
Ramapo Housing Authority RB (Fountainview College Road Project) Series 1998 DN (M&T Bank Corp. LOC) (VMIG-1)
3.66%(c)	08/07/07	6,970	6,970,000
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A DN (M&T Bank Corp. LOC) (VMIG-1)
3.66%(c)	08/07/07	2,500	2,500,000
Rockland County GO Series 2007 BAN
4.00%	12/20/07	1,400	1,401,047
Rockland County GO Series 2007C BAN
3.88%	10/04/07	400	400,122
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank Corp. LOC) (VMIG-1)
3.66%(c)	08/07/07	7,200	7,200,000
Rome School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	06/20/08	1,800	1,803,060
Rome School District GO Series 2007A BAN (State Aid Withholding Insurance)
4.00%	06/27/08	900	901,644
Rome School District GO Series 2007B BAN (State Aid Withholding Insurance)
4.00%	07/25/08	800	801,582
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (KeyBank N.A. LOC) (VMIG-1)
3.64%(c)	08/07/07	2,390	2,390,000
Schenectady School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	07/31/08	1,300	1,302,619
Shenendehowa Cetnral School District GO Series 2007 BAN (State Aid Withholding Insurance)
3.85%	06/27/08	2,300	2,300,460
Suffolk County Water Authority GO Series 2003 BAN (Bank of Nova Scotia SBPA) (VMIG-1)
3.59%(c)	08/01/07	11,700	11,700,000
Tobacco Settlement Financing Corp. RB Series 2003B-1 AMT MB (AA-, A1)
5.00%	06/01/08	400	403,916
Tonawanda School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%	10/24/07	700	700,472
Triborough Bridge & Tunnel Authority RB Eagle Trust Receipts Series 2003A DN (FGIC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.67%(b)(c)	08/02/07	2,000	2,000,000
Triborough Bridge & Tunnel Authority RB Munitops Trust Certificates Series 2002-14 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.64%(b)(c)	08/07/07	9,240	9,240,000
Triborough Bridge & Tunnel Authority RB Series 2002F DN (ABN-AMRO Bank N.V. SBPA) (A-1+, VMIG-1)
3.59%(c)	08/07/07	500	500,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 DN (Bank of America N.A. SBPA) (A-1+, VIMG-1)
3.60%(c)	08/07/07	7,000	7,000,000
Triborough Bridge & Tunnel Authority RB Series 2006 DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.59%(c)	08/07/07	2,970	2,970,000
Triborough Bridge & Tunnel Authority RB Series 2006B-4 DN (Landesbank Baden-Wurttemberg Girozentrale SBPA) (A-1+, VMIG1)
3.57%(c)	08/07/07	5,000	5,000,000
TSASC, Inc. RB Series 2006 ROC-RR-II-R-519CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)
3.67%(b)(c)	08/07/07	5,750	5,750,000
Uslter County GO Series 2006 BAN
4.00%	11/21/07	4,099	4,104,257
Vestal GO Series 2007 BAN
4.00%	05/23/08	700	702,072
Watertown Enlarged City School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%	06/26/08	3,000	3,006,754
Watertown GO Series 2007 BAN (State Aid Withholding Insurance)
4.25%	02/27/08	400	401,243

			547,775,760

Puerto Rico—0.7%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 DN (AMBAC Insurance, Bank of New York SBPA) (MIG-1)
3.72%(b)(c)	09/20/07	3,965	3,965,000

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS—95.0% (Cost $551,740,760)			551,740,760

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONCLUDED)

JULY 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS—6.1%
New York—6.1%
New York City GO P-Float Trust Receipts Series 1997 DN (AMBAC Insurance, Societe Generale Group Liquidity Facility) (A-1+)
3.63%(b)(c)	08/07/07	$5,085	$5,085,000
New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Credit Local LOC) (F-1+)
3.66%(b)(c)	08/07/07	5,320	5,320,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (DEPFA Bank Plc Liquidity Facility) (A-1+)
3.66%(b)(c)	08/07/07	17,495	17,495,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbanken AB Liquidity Facility) (A-1)
3.70%(b)(c)	08/07/07	7,495	7,495,000

TOTAL AFFILIATED INVESTMENTS (Cost $35,395,000)			35,395,000

TOTAL INVESTMENTS IN SECURITIES—101.1% (Cost $587,135,760(a))			587,135,760
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.1)%			(6,371,077)

NET ASSETS—100.0%			$580,764,683

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July 31, 2007, the Fund held 38.9% of its net assets, with a current market value of $226,071,250, in securities restricted as to resale.
(c)	Rates shown are as of July 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

BLACKROCK LIQUIDITY FUNDS

KEY TO INVESTMENT ABBREVIATIONS

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Note
CALSTERS	California State Teachers’ Retirement System
CDC	CDC Funding Group
CIFG-TCRS	CDC IXIS Financial Guaranty North America - Transferable Custodial Receipts
COP	Certificate of Participation
DN	Demand Note (Variable Rate)
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LLP	Limited Liability Partnership
LOC	Letter of Credit
MB	Municipal Bond
MBIA	Municipal Bond Insurance Assoc.
MERLOTS	Municipal Exempt Receipt-Liquidity Option Tender
PCRB	Pollution Control Revenue Bond
PUTTERS	Putable Tax-Exempt Receipt
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
TOCS	Tender Option Certificate
TRAN	Tax & Revenue Anticipation Note
XLCA	XL Capital Assurance

The ratings of the investments in the various Funds provided by the Fitch Investors Service, Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Service are believed to be the most recent ratings available at July 31, 2007.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Ex-99. Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Liquidity Funds

By (Signature and Title)	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President (principal executive officer)

Date September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President (principal executive officer)

Date September 20, 2007

By (Signature and Title)	/s/ Donald C. Burke
Donald C. Burke, Treasurer (principal financial officer)

Date September 20, 2007